As filed with the Securities and Exchange Commission on March 29, 1996

             1933 Act File No. 33-39242; 1940 Act File No. 811-6247
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                     _X__

         Pre-Effective Amendment No.____                             ____

         Post-Effective Amendment No._6__                            _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                       _X__

         Amendment No._6__

                        (Check appropriate box or boxes)


                     Twentieth Century World Investors, Inc.
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        Twentieth Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


         Registrant's Telephone Number, including Area Code:  816-531-5575


                             James E. Stowers, Jr.
        Twentieth Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                    (Name and address of Agent for service)

             Approximate Date of Proposed Public Offering: April 1, 1996


It is proposed that this filing become effective:

____ immediately upon filing pursuant to paragraph (b) of Rule 485 _x__ on April 1, 1996 pursuant to paragraph (b) of Rule 485
____  60 days after filing pursuant to paragraph (a) of Rule 485
____  on [date] pursuant to paragraph (a)(1) of Rule 485
____  75 days afer filing pursuant to paragraph (a)(2) of Rule 485
____  on [date] pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ended November 30, 1995, was filed on January 24, 1996.

================================================================================

======================================================================================================================
                Cross Reference Sheet Rule 481(a)
----------------------------------------------------------------------------------------------------------------------
Item No.                                                                                   Page No.
======================================================================================================================
                                                                                Retail             Institutional
Part A.                                                                       Prospectus             Prospectus
----------------------------------------------------------------------------------------------------------------------
     1.     Cover Page                                                        Cover Page             Cover Page
----------------------------------------------------------------------------------------------------------------------
     2.     Synopsis                                                             N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
     3.     Condensed Financial Information                                       5                      5
----------------------------------------------------------------------------------------------------------------------
     4.     General Description of Registrant                             Cover Page, 1-15,         Cover Page, 1-15
----------------------------------------------------------------------------------------------------------------------
     5.     Management of the Fund                                              30-32                  20-22
----------------------------------------------------------------------------------------------------------------------
     6.     Capital Stock and Other Securities                                  32-33                  22-23
----------------------------------------------------------------------------------------------------------------------
     7.     Purchase of Securities Being Offered                          Cover Page, 16-18         Cover Page,
                                                                                                        16
----------------------------------------------------------------------------------------------------------------------
     8.     Redemption or Repurchase                                            18-24                  16-18
----------------------------------------------------------------------------------------------------------------------
     9.     Pending Legal Proceedings                                            N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
Part B. - Statement of Additional Information
----------------------------------------------------------------------------------------------------------------------
     10.    Cover Page                                                                    Cover Page
----------------------------------------------------------------------------------------------------------------------
     11.    Table of Contents                                                             Cover Page
----------------------------------------------------------------------------------------------------------------------
     12.    General Information and History                                                  N/A
----------------------------------------------------------------------------------------------------------------------
     13.    Investment Objectives and Policies                                               1-7
----------------------------------------------------------------------------------------------------------------------
     14.    Management of the Fund                                                           7-10
----------------------------------------------------------------------------------------------------------------------
     15.    Control Persons and Principal Holders  of Securities
                                                                                             N/A
----------------------------------------------------------------------------------------------------------------------
     16.    Investment Advisory and Other Services                                           9-10
----------------------------------------------------------------------------------------------------------------------
     17.    Brokerage Allocation                                                              12
----------------------------------------------------------------------------------------------------------------------
     18.    Capital Stock and Other Securities                                                10
----------------------------------------------------------------------------------------------------------------------
     19.    Purchase, Redemption and Pricing of Securities Being
            Offered                                                                           13
----------------------------------------------------------------------------------------------------------------------
     20.    Tax Status                                                                      10-11
----------------------------------------------------------------------------------------------------------------------
     21.    Underwriters                                                                     N/A
----------------------------------------------------------------------------------------------------------------------
     22.    Calculation of Performance Data                                                  N/A
----------------------------------------------------------------------------------------------------------------------
     23.    Financial Statements                                                              13
----------------------------------------------------------------------------------------------------------------------

                               TWENTIETH CENTURY
                                World Investors

                                   Prospectus

                                    APRIL 1,

                                      1996

--------------------------------------------------------------------------------

TWENTIETH CENTURY

     Twentieth Century World Investors, Inc., a member of the Twentieth Century family of funds, is a diversified, open-end management investment company whose shares are offered without a sales charge. Two series of shares offered by Twentieth Century, Twentieth Century International Equity and Twentieth Century International Emerging Growth (the "funds") are described in this prospectus. The investment objectives of the funds are listed on the inside cover of this prospectus.

RISK OF FOREIGN INVESTMENTS

     Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. (See "Risk Factors," page 9.)

NO-LOAD MUTUAL FUNDS

     Twentieth Century's funds are "no-load" investments, which means there are no sales charges or commissions. Twentieth Century has no 12b-1 plan or other deferred sales charges.

     This prospectus gives you information about Twentieth Century that you should know before investing. You should read this prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1996, and filed with the Securities and Exchange Commission. It is incorporated in this prospectus by reference. To obtain a copy without charge, call or write:


                    Twentieth Century World Investors, Inc.
                       4500 Main Street o P.O. Box 419200
                    Kansas City, MO 64141-6200 1-800-345-2021
                         Local and international calls:
                                  816-531-5575
                    Telecommunications device for the deaf:
                                 1-800-634-4113
                           In Missouri: 816-753-1865

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                       INVESTMENT OBJECTIVES OF THE FUNDS
--------------------------------------------------------------------------------

TWENTIETH CENTURY
INTERNATIONAL EQUITY

     The investment objective of Twentieth Century International Equity is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks, primarily from developed markets, that are considered by the investment manager to have prospects for appreciation. This fund has no minimum investment requirements. However, if the value of the shares held in any one fund account is less than $2,500 ($1,000 for UGMA/UTMA accounts), you must establish an automatic investment program of $50 or more per month in each such account. (See "Automatic Investments," page 17, and "Automatic Redemption of Shares," page 23.)

TWENTIETH CENTURY
INTERNATIONAL EMERGING GROWTH

     The investment objective of Twentieth Century International Emerging Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of (i) companies in developed markets having comparatively smaller market capitalizations (less than U.S. $800 million in market capitalization or less than U.S. $300 million in public float), and (ii) companies in emerging market countries without regard to market capitalization. All such investments must be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative. The minimum investment amount for this fund is $10,000. SHARES OF THE FUND CONVERTED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES CONVERTED OR REDEEMED. THIS REDEMPTION FEE IS RETAINED BY THE FUND.



There is no assurance that the funds will achieve their respective investment objectives.
--------------------------------------------------------------------------------
     NO PERSON IS AUTHORIZED BY TWENTIETH CENTURY TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY THE COMPANY, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


                                       2




                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRANSACTION AND OPERATING EXPENSE TABLE ..................... 4
FINANCIAL HIGHLIGHTS ........................................ 5

INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS ............................ 6
     International Equity ................................... 6
     International Emerging Growth .......................... 6
     Policies Applicable to Both Funds ...................... 8
RISK FACTORS ................................................ 9
     Investing in Foreign Securities Generally .............. 9
     Speculative Nature of International
        Emerging Growth .....................................10
     Investing in Emerging Market Countries .................10
     Investing in Smaller Companies .........................10
     Investing in Lower Quality Debt Instruments ............11
INVESTMENT RESTRICTIONS .....................................11
OTHER INVESTMENT PRACTICES ..................................11
     Forward Currency Exchange Contracts ....................11
     Indirect Foreign Investment ............................12
     Sovereign Debt Obligations .............................12
     Portfolio Turnover .....................................13
     Repurchase Agreements ..................................13
     When-Issued Securities .................................13
     Short Sales ............................................14
     Rule 144A Securities ...................................14
PERFORMANCE ADVERTISING .....................................14

HOW TO INVEST WITH TWENTIETH CENTURY

Twentieth Century Family of Funds ...........................16
Investing in Twentieth Century ..............................16
     International Equity ...................................16
     International Emerging Growth ..........................16
     Investing By Mail ......................................16
     Investing By Telephone .................................16
     Investing By Wire ......................................17
     Automatic Investments ..................................17
     Additional Information
        About Investments ...................................17
     Tax Identification Number ..............................17
     Certificates ...........................................18
SPECIAL SHAREHOLDER SERVICES ................................18
HOW TO EXCHANGE YOUR INVESTMENT
     FROM ONE TWENTIETH CENTURY
     FUND TO ANOTHER ........................................18
     By Telephone ...........................................19
     By Mail ................................................19
     Additional Information About Exchanges .................19
HOW TO REDEEM SHARES ........................................20
     By Telephone ...........................................20
     By Mail ................................................20
     By Check-A-Month .......................................21
     Signature Guarantee ....................................21
REDEMPTION PROCEEDS .........................................21
     By Mail ................................................21
     By Wire and Electronic Funds Transfer ..................22
     Special Requirements for Large Redemptions .............22
     Automatic Redemption of Shares .........................23
ADDITIONAL INFORMATION
     ABOUT REDEMPTIONS ......................................23
TELEPHONE SERVICES ..........................................24
     Investors Line .........................................24
     Automated Information Line .............................24
HOW TO CHANGE YOUR ADDRESS OF RECORD ........................24
TAX-QUALIFIED RETIREMENT PLANS ..............................25
HOW TO TRANSFER AN INVESTMENT TO A
     TWENTIETH CENTURY RETIREMENT PLAN ......................25
HOW TO TRANSFER YOUR SHARES
     TO ANOTHER PERSON ......................................25
REPORTS TO SHAREHOLDERS .....................................25

ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE .................................................27
     When Share Price Is Determined .........................27
     How Share Price Is Determined ..........................27
     Where to Find Information About Share Price ............28
DISTRIBUTIONS ...............................................28
     General Information About Distributions ................28
TAXES .......................................................29
MANAGEMENT ..................................................30
     Investment Management ..................................30
     Code of Ethics .........................................31
     Transfer and Administrative Services ...................32
FURTHER INFORMATION
     ABOUT TWENTIETH CENTURY ................................32

                                       3



                    TRANSACTION AND OPERATING EXPENSE TABLE
--------------------------------------------------------------------------------
                                                  International   International
                                                    Equity       Emerging Growth
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases                none            none
Maximum Sales Load Imposed on Reinvested Dividends     none            none
Deferred Sales Load                                    none            none
Redemption Fee(1)                                      none            none(2)
Exchange Fee                                           none            none

ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
Management Fees(3)                                     1.90%(4)        2.00%
12b-1 Fees                                             none            none
Other Expenses(5)                                      0.00%           0.00%
Total Fund Operating Expenses                          1.90%           2.00%

Example

You would pay the following expenses        1 year     $ 18            $ 20
on a $1,000 investment, assuming            3 years      56              62
(1) a 5% annual return and (2) redemption   5 years      96             107
at the end of each time period(6):         10 years     208             231

--------------------------------------------------------------------------------

     The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in shares of Twentieth Century. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.
     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
     (1) Redemption proceeds sent by wire are subject to a $10 processing fee.

     (2) Shares of International Emerging Growth exchanged or redeemed within 180 days of their purchase are subject to a redemption fee of 2.0% of the value of the shares exchanged or redeemed. This redemption fee, which is retained by the fund, is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund. (See "How to Exchange Your Investment from One Twentieth Century Fund to Another," page 18 and "How to Redeem Shares," page 20.)

     (3) The management fees paid by the funds are higher than the fees paid by many mutual funds. However, it should be noted that the fees the funds pay are "all-inclusive" covering not only advisory services, but virtually all other expenses. (See "Management," page 30).

     (4) Based upon fees paid by the fund for the 1995 fiscal year. The fund pays an annual management fee equal to 1.90% of its first $1 billion of average net assets, 1.25% of the next $1 billion, and 1.00% of average net assets over $2 billion.

     (5) Other expenses, the fees and expenses of those directors who are not "interested persons" as defined in the Investment Company Act, were .001 of 1% of average net assets for the most recent fiscal year.

     (6) Assumes, in accordance with Securities and Exchange Commission guidelines, that the assets of International Equity remain constant at $1,210,441,553, the assets of the fund as of November 30, 1995.

                                       4


                                               FINANCIAL HIGHLIGHTS
                                  (For a share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------------------------

     The Financial Highlights for each of the periods presented (except as noted) have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the corporation's annual report, which is incorporated by reference into the statement of additional information.  The annual report contains additional performance information and will be made available upon request and without charge.

                               INCOME FROM
                          INVESTMENT OPERATIONS                               DISTRIBUTIONS
         ---------------------------------------------  ------------------------------------------------------------
                                  Net Realized                            Distributions   Distributions                [table cont.
                                 and Unrealized                            in Excess         from                           below]
        Net Asset                  Gains on       Total    Distributions       of         Net Realized              Net Asset
         Value,        Net      Investment and     from       from Net         Net          Gains on                  Value,
        Beginning  Investment   Foreign Currency Investment   Investment    Investment      Security      Total      End of   Total
        of Period  Income(Loss)1  Transactions   Operations    Income         Income      Transactions Distributions  Period Return
INTERNATIONAL EQUITY FUND
May 9, 1991
(inception)
through
Nov. 30, 1991

           $5.10      $.01           $.22         $.23          --            --              --            --        $5.33    4.51%

Year Ended
Nov. 30,

1992       5.33        .06            .41          .47      $(.005)       $(.002)             --         $(.007)       5.79    8.77%
1993       5.79       (.04)          1.78         1.74       (.036)        (.155)             --          (.191)       7.34   31.04%
1994       7.34       (.04)           .57          .53          --            --          $(.402)         (.402)       7.47    7.28%

1995       7.47        .01            .40          .41          --            --           (.372)         (.372)       7.51    5.93%

INTERNATIONAL EMERGING GROWTH
April 1, 1994
(inception)
through
Nov. 30, 1994

          $5.00      $(.02)       $.41         $.39             --            --              --             --       $5.39    7.80%

Year Ended
Nov. 30,

1995       5.39        .03         .28          .31             --            --              --             --        5.70    5.75%

[table continued]
                                            RATIOS/SUPPLEMENTAL DATA
                        -------------------------------------------------------------------

                                     Ratio of Net
                         Ratio of     Investment                     Average
                         Operating      Income                     Commission        Net
                         Expenses      (Loss) to    Portfolio         Paid         Assets,
                        to Average      Average     Turnover        Per Share      End of
                        Net Assets    Net Assets      Rate           Traded        Period

INTERNATIONAL EQUITY FUND
May 9, 1991
(inception)
through
Nov. 30, 1991             1.93%(2)      .26%(2)       84%             --         $43,076,411

Year Ended
Nov. 30, 1992             1.91%         .95%         180%             --         215,346,400
1993                      1.90%        (.34%)        255%             --         759,237,590
1994                      1.84%        (.53%)        242%             --       1,316,641,977
1995                      1.77%         .25%         169%          $.002       1,210,441,553
INTERNATIONAL EMERGING GROWTH
April 1, 1994
(inception)
through
Nov. 30, 1994
                          2.00%(2)     (.48%)(2)      56%             --       $111,201,467
Year Ended
Nov. 30,
1995                      2.00%         .27%         168%          $.004        114,579,142

(1)  Computed using average shares outstanding throughout the period.
(2)  Annualized.

                                       5


                        INFORMATION REGARDING THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT POLICIES
OF THE FUNDS

     Twentieth Century has adopted certain investment restrictions applicable to the funds that are set forth on page 11 and in the statement of additional information. Those restrictions, as well as the investment objectives of the funds as identified on the inside front cover page, and any other investment policies designated as "fundamental" in this prospectus or in the statement of additional information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this prospectus, are not designated as fundamental policies and may be changed without shareholder approval.
     YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 9, BEFORE MAKING AN INVESTMENT IN EITHER FUND.

TWENTIETH CENTURY
INTERNATIONAL EQUITY

     The investment objective of the International Equity fund is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign companies primarily located in developed markets that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, potential for appreciation. The fund will invest primarily in common stocks (defined to include depositary receipts for common stocks) and other equity securities and equity equivalents of such companies. Twentieth Century tries to stay fully invested in such securities, regardless of the movement of stock prices generally.
     Although the primary investment of the fund will be common stocks, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the fund may invest up to 35% in such other securities.
     The other securities the fund may invest in are bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher quality debt securities. (See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.)

TWENTIETH CENTURY
INTERNATIONAL EMERGING GROWTH

     The investment objective of the International Emerging Growth fund is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of companies that meet certain fundamental and technical standards of selection. The fund will invest its assets primarily in equity securities of (i) smaller foreign companies in developed markets (those issuers having, at the time of investment, a market capitalization of less than U.S. $800 million or a public float of less than U.S. $300


                                       6


million), and (ii) companies in emerging market countries without regard to market capitalization. The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer.
     In developed and in emerging market countries, the investment manager will purchase securities of companies that have, in the opinion of the investment manager, significant growth potential. The fund will seek to invest in securities of companies with one or more identifiable catalysts that, in the opinion of the investment manager, are likely to cause the issuer to experience accelerating growth. Such catalysts may include a change in the issuer's operating environment, the development of a significant or potentially significant new product, service or technology, an improvement in business outlook for the issuer, or other similar factors.
     As noted, the fund will invest both in companies whose principal place of business is in (i) countries characterized as having developed markets and in
(ii) countries characterized as having "emerging markets." A company's principal place of business is considered by management to be the country in which the company is domiciled. The fund may invest up to 50% of its assets in "emerging market countries." DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY BE CONSIDERED TO BE SPECULATIVE. (See "Speculative Nature of International Emerging Growth," page 10.)
     "Emerging market countries" include (i) countries considered to be "underdeveloped," "developing," or "emerging" countries according to the International Bank for Reconstruction and Development (commonly referred to as the World Bank), (ii) countries considered by the International Finance Corporation (the "IFC") as having "an emerging stock market," and (iii) countries in which companies included in the IFC Global Composite Index (the "IFC Index") are domiciled, such as Argentina, Brazil, Chile, China, Colombia, Greece, Hungary, India, Indonesia, Jordan, Korea, Malaysia, Mexico, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.
     The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. Twentieth Century believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the investment manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. Twentieth Century attempts to stay fully invested in appreciating securities, regardless of the movement of stock and bond prices generally.
     There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below investment grade fixed income securities. (See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.) Debt securities, especially those in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.
     To enhance the fund's liquidity, at least 50% of the fund's assets will be invested in developed market countries at all times. However, the percentage of the assets of the fund invested in developed and emerging markets will vary as, in the opinion of the investment manager, market conditions warrant. No more than 15% of the fund's assets may be invested in illiquid investments at any time.

                                       7


POLICIES APPLICABLE TO BOTH FUNDS

     The funds may make foreign investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds may also purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in the over-the-counter markets.
     The funds may also invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the funds to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.
     Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).
     To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.
     In addition to other factors that will affect their value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. (See "How Share Price is Determined," page 27.)
     Under normal conditions, each fund will invest at least 65% of its assets in common stocks and other equity and equity equivalent securities of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments in a fund across a broad range of foreign issuers. Management defines "foreign issuer" as an issuer of securities that is domiciled outside the United States and/or whose shares trade principally on an exchange or other market outside the United States.
     In order to achieve maximum investment flexibility, neither fund has established geographic limits on asset distribution, on either a country-by-country or region-by-region basis (and, as previously noted, International Emerging Growth may invest up to 50% of its assets in emerging market countries). The investment manager expects to invest both in issuers whose principal place of business is in developed markets (such as Germany, the United Kingdom and Japan) and in issuers whose principal place of business is in emerging market countries.
     The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the fund's investment manager, to achieve better-than-average appreciation. If, in the opinion of the fund's investment manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country (subject, with regard to International Emerging Growth, its 50% limitation on investments in emerging market countries) or region.

                                       8


     At the same time, however, the investment manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international equity portfolio. For this reason, the manager will also consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.

RISK FACTORS

INVESTING IN FOREIGN
SECURITIES GENERALLY

     Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. Investments in the funds should not be considered a complete investment program and may not be appropriate for an individual with limited investment resources or who is unable to tolerate fluctuations in the value of the investment. Potential investors should also carefully consider the following factors:
     Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.
     Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Invest-ments in emerging market countries involve exposure to a greater degree of risk due to increased political and economic instability. (See "Investing in Emerging Market Countries," page 10).
     Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. (See "Taxes," page 29).
     Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, extended clearance and settlement periods in some foreign markets could result in losses to the funds or cause the funds to miss attractive investment possibilities.

                                        9


SPECULATIVE NATURE OF
INTERNATIONAL EMERGING GROWTH

     In addition to the risks posed by foreign investing generally, International Emerging Growth will be investing up to 50% of its assets in emerging market countries, and may invest the remainder of its assets in the securities of companies having comparatively small market capitalizations. (See "Investing in Emerging Market Countries" and "Investing in Smaller Companies," on this page.) As a result, an investment in the fund should be considered to be speculative. The fund is intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that International Emerging Growth will pursue. An investment in the fund is not a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

INVESTING IN EMERGING
MARKET COUNTRIES

     International Equity may sometimes invest in emerging market countries, while International Emerging Growth can invest up to 50% of its assets in securities of issuers in emerging market countries. Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature and political systems that can be expected to be less stable than those of developed countries.
     Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.
     The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

INVESTING IN SMALLER COMPANIES

     In developed markets, International Emerging Growth will only invest in securities of companies having, at the time of investment, a market capitalization of less than U.S. $800 million or a public float of less than U.S. $300 million. In emerging market countries the companies whose securities are purchased, while likely being large compared to other companies in their own countries, will tend to be comparatively smaller than large companies in developed markets. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large,

                                       10


mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies may also be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.

INVESTING IN LOWER QUALITY
DEBT INSTRUMENTS

     There are no credit, maturity or investment amount restrictions on the bonds, corporate debt securities, and government obligations in which International Emerging Growth may invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominately speculative. (See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.) Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound given the investment objective of the fund.

INVESTMENT RESTRICTIONS

     Twentieth Century has adopted certain fundamental limitations on its investment practices. The principal investment limitations are that each fund will not:
     1) invest more than 5% of its assets in securities of any one issuer, except U.S. government securities;
     2) own more than 10% of the outstanding voting securities of any one issuer;
     3) invest in the securities of companies that, including predecessors, have a record of less than three years of continuous operations; and
     4) invest more than 25% of the assets of the fund, exclusive of cash and U.S. government securities, in securities of any one industry.
     A complete listing of investment restrictions is contained in the statement of additional information. The limitations described here and in the statement of additional information are considered at the time securities are purchased.

OTHER INVESTMENT PRACTICES

FORWARD CURRENCY
EXCHANGE CONTRACTS

     Some of the securities held by the funds will be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of their portfolios will be affected by changes in the exchange rates between foreign currencies and the dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the dollar may be an important factor in the overall performance of the funds.

                                       11


     To protect against adverse movements in exchange rates between currencies, a fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.
     A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.
     By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.
     When the manager believes that a particular currency may decline in value compared to the dollar, a fund may enter into a foreign currency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.
     Each fund will make use of portfolio hedging to the extent deemed appropriate by the investment manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.
     If a fund enters into a forward contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.
     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

INDIRECT FOREIGN INVESTMENT

     Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the funds invest in investment companies, the funds will bear their proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

     The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

                                       12


PORTFOLIO TURNOVER

     The total portfolio turnover rate of the International Equity fund is shown in the Financial Highlights Table on page 5 of this prospectus.
     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The rate of portfolio turnover is irrelevant when management believes a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.
     The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that each fund pays directly. It may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

     Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.
     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.
     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered as a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.
     The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those commercial banks and broker-dealers who are deemed creditworthy pursuant to criteria adopted by the funds' board of directors.
     The funds will not invest more than 15% of their respective assets in repurchase agreements maturing in more than seven days.

WHEN-ISSUED SECURITIES

     Each of the funds may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

                                       13


SHORT SALES

     Each of the funds may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.
     A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

RULE 144A SECURITIES

     The funds may invest up to 15% of their respective assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares), including restricted securities. Although securities which may be resold only to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 are considered "restricted securities," each fund may purchase Rule 144A securities without regard to the percent- age limitations described above when Rule 144A securities present an attractive investment opportunity and otherwise meet Twentieth Century's criteria of selection, and also meet the liquidity guidelines established for Rule 144A securities.
     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the board of directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the board of directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the board of directors of Twentieth Century has delegated the day-to-day function of determining the liquidity of 144A securities to the investment manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
     Since the secondary market for such securities will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and a fund may from time to time hold a Rule 144A security that is illiquid. In such an event, Twentieth Century will consider appropriate remedies to minimize the effect on the fund's liquidity.

PERFORMANCE ADVERTISING

     From time to time, Twentieth Century may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return.
     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.
     Each fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Fund performance

                                       14


may also be compared to well-known indices of market performance, such as the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index and the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Fund performance may also be compared to the rankings prepared by Lipper Analytical Services, Inc. In addition, fund performance may be compared to other funds in the Twentieth Century family and may also be combined or blended with other funds in the Twentieth Century family. Such combined or blended performance may be compared to the same indices to which individual funds may be compared.
     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

                                       15


                      HOW TO INVEST WITH TWENTIETH CENTURY
--------------------------------------------------------------------------------

TWENTIETH CENTURY FAMILY OF FUNDS

     In addition to the two funds offered by this prospectus, the Twentieth Century family of funds also includes funds offered by Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Asset Allocations, Inc. Please call the Investors Line for a prospectus and additional information about the other funds in the Twentieth Century family of funds.
     The Twentieth Century family of funds now also includes the funds offered by The Benham Group as a result of the acquisition of Benham Management Corporation, investment manager of The Benham Group, by Twentieth Century Companies, Inc. The Benham Group offers several funds with investment objectives similar to the Twentieth Century funds, but with different fee structures. You may also wish to consider the funds of The Benham Group for your investment needs. For a prospectus and more information about those funds, please call 1-800-331-8331.

INVESTING IN TWENTIETH CENTURY

INTERNATIONAL EQUITY

     You may make an initial investment in International Equity in any amount you choose. SUBSEQUENT INVESTMENTS TO PURCHASE ADDITIONAL SHARES IN ANY ONE INTERNATIONAL EQUITY ACCOUNT MUST BE IN AN AMOUNT OF $50 OR MORE.*

     While there is no minimum investment requirement for the International Equity fund, if you have one or more accounts with a share value of less than $2,500 ($1,000 for Uniform Gifts/Transfers to Minors Acts ["UGMA/UTMA"] accounts), you must establish an automatic investment to purchase additional shares in each such fund account in an amount of $50 or more per month.** (See "Automatic Investments," page 17, and "Automatic Redemption of Shares," page 23.)

     *THIS REQUIREMENT DOES NOT APPLY TO 403(B) ACCOUNTS AND OTHER TYPES OF TAX-DEFERRED RETIREMENT PLAN ACCOUNTS.
     **THIS REQUIREMENT DOES NOT APPLY TO INDIVIDUAL RETIREMENT ACCOUNTS, 403(B) ACCOUNTS AND OTHER TYPES OF TAX-DEFERRED RETIREMENT PLAN ACCOUNTS.

INTERNATIONAL EMERGING GROWTH

     The minimum initial investment amount to establish a new account in the International Emerging Growth fund is $10,000. SUBSEQUENT INVESTMENTS TO PURCHASE ADDITIONAL SHARES IN ANY ONE INTERNATIONAL EMERGING GROWTH ACCOUNT MUST BE IN THE AMOUNT OF $50 OR MORE.
     To keep an International Emerging Growth account open, a minimum share value of $10,000 in the account must be maintained. If the share value of your account falls below $10,000, the shares in your account will be subject to automatic redemption. (See, "Automatic Redemption of Shares," page 23.)

INVESTING BY MAIL
     Send your application and check or money order to Twentieth Century. Checks must be made payable in U.S. dollars.
     ADDITIONAL INVESTMENTS. When making additional investments by mail, please enclose your check with the return remittance portion of the confirmation of your previous investment, if available. If the remittance slip is not available, indicate on your check or a separate piece of paper your name, address and account number.
     Orders to purchase shares are effective on the day Twentieth Century receives your check or money order. (See "When Share Price is Deter-mined," page 27.)

INVESTING BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have elected the service authorizing Twentieth Century to draw

                                       16


on your bank account by check when you call with instructions. Investments made by phone are effective at the time of your call. (See "When Share Price Is Determined," page 27.)

INVESTING BY WIRE

     You may make your initial or subsequent investments in Twentieth Century by wiring funds. To do so:
     (1) Instruct your bank to wire funds to the Boatmen's First National Bank of Kansas City, Missouri (ABA routing number 101000035).
     (2) BE SURE TO SPECIFY ON THE WIRE:
         (a) TWENTIETH CENTURY WORLD INVESTORS, INC.
         (b) THE FUND YOU ARE BUYING AND ACCOUNT NUMBER (IF YOU HAVE ONE).
         (c) YOUR NAME.
         (d) YOUR CITY AND STATE.
         (e) YOUR TAXPAYER IDENTIFICATION NUMBER.

     Wired funds are considered received on the day they are deposited in Twentieth Century's account if your telephone call is received before the close of business on the New York Stock Exchange, usually 3 p.m. Central time, and the funds are deposited that day. (See "When Share Price Is Determined," page 27.)

AUTOMATIC INVESTMENTS

     Once your account is open, you may make investments automatically by electing the service authorizing Twentieth Century to draw on your bank account regularly by preauthorized electronic draft. SUCH INVESTMENTS MUST BE IN AMOUNTS OF NOT LESS THAN $50. You should inquire at your bank whether it will honor a preauthorized check or electronic debit. Contact Twentieth Century if your bank cannot accept electronic debits or requires additional documentation.

     You may change the date or amount of your automatic investment any time by letter or telephone call to Twentieth Century at least five business days before the change is to become effective.

ADDITIONAL INFORMATION
ABOUT INVESTMENTS

     TWENTIETH CENTURY CANNOT ACCEPT INVESTMENTS SPECIFYING A CERTAIN PRICE, DATE OR NUMBER OF SHARES AND WILL RETURN THESE INVESTMENTS.
     Once you have mailed or otherwise transmitted your investment instruction to Twentieth Century, it may not be modified or cancelled.
     Each fund reserves the right to suspend the offering of shares for a period of time, and it reserves the right to reject any specific purchase order including purchases by exchange or conversion. Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of a fund.

     Twentieth Century intends, upon 60 days' prior notice, to involuntarily redeem shares in any account that does not meet any required minimum share value or automatic investment applicable to such account. Twentieth Century reserves the right to change the amount of these minimums from time to time or waive them in whole or in part for certain classes of investors. (See "Automatic Investments," on this page, and "Automatic Redemption of Shares," page 23.)

     Transactions in shares of the funds may be executed by brokers or investment advisers who charge a fee for their services. You should be aware of the fact that these transactions may be made directly with Twentieth Century without incurring such fees.

TAX IDENTIFICATION NUMBER

     You must furnish Twentieth Century with your tax identification number and state whether or not you are subject to withholding for prior under-reporting, certified under penalties of perjury as prescribed by the Internal Revenue Code and Regulations. Unless previously furnished, an investment received without such certification will be returned. Instructions to exchange or transfer shares held in an established account will be refused unless the certification has been provided, and redemption of such shares will be

                                       17


subject to federal tax withholding at the rate of 31%. In addition, redemption bproceeds will be reduced by $50 to reimburse Twentieth Century for the penalty that the IRS will impose on the company for failure to report your tax identification number on information reports. Please avoid these penalties by correctly furnishing your tax identification number.

CERTIFICATES

     At your written request, Twentieth Century will issue negotiable stock certificates. Unless your shares are purchased with wired funds, a certificate will not be issued until 15 days have elapsed from the time of purchase, or Twentieth Century has satisfactory proof of payment, such as a copy of your cancelled check.

SPECIAL SHAREHOLDER SERVICES

     You may establish one or more special services that are designed to provide an easy way to do business with Twentieth Century. By electing these services on your application or by completing the appropriate forms, you may authorize:
     o   Investments by phone.

     o   Automatic Investments.
     o   Exchanges and redemptions by phone.
     o Exchanges and redemptions in writing signed by only one registered owner.

     o   Redemptions without a signature guarantee.
     o Transmission of redemption proceeds by wire or electronic funds transfer.
     An election to establish any of the above services, except Automatic Investments, will also apply to all existing or future accounts in the Twentieth Century family of funds listed under the same social security number or employer identification number.

     With regard to the service that enables you to exchange and redeem by phone or in writing signed by only one registered owner and with respect to redemptions, without a signature guarantee, Twentieth Century, its transfer agent and investment adviser will not be responsible for any loss for instructions that they reasonably believe are genuine. Twentieth Century intends to employ reasonable procedures to confirm that instructions received by Twentieth Century for your account in fact are genuine. Such procedures will include requiring personal information to verify the identity of callers, providing written confirmations of telephone transactions, and recording telephone calls. If Twentieth Century does not employ reasonable procedures to confirm the genuineness of instructions, then Twentieth Century may be liable for losses due to unauthorized or fraudulent instructions.

HOW TO EXCHANGE YOUR INVESTMENT
FROM ONE TWENTIETH CENTURY
FUND TO ANOTHER

     You may exchange your shares to shares of any of the other funds in the Twentieth Century family of funds subject to any applicable minimum initial investment requirements of the funds into which you wish to exchange. Please call the Investors Line for a prospectus and additional information about the other funds in the Twentieth Century family of funds.
     Except as noted below, exchanges from any one fund account are limited to six times in any one calendar year. In addition, the shares being exchanged and the shares of each fund being acquired must have a current value of at least $100 and otherwise meet the minimum investment requirement, if any, of the fund being acquired. If you would like to exchange your shares, please call the Investors Line for a prospectus and additional information about the other funds in the Twentieth Century family of funds. (See "Additional Information About Exchanges," page 19.)
     Shares of the funds may be received in ex-change for shares of any series issued by the other members of the Twentieth Century family of funds.
     THE EXCHANGE PRIVILEGE IS NOT DESIGNED TO AFFORD SHAREHOLDERS A WAY TO PLAY SHORT-TERM SWINGS IN THE MARKET. TWENTIETH CENTURY FUNDS ARE NOT SUITABLE FOR THAT PURPOSE.
     IN ORDER TO DISCOURAGE THE EXCHANGE OF

                                       18



SHARES OF INTERNATIONAL EMERGING GROWTH SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first exchanged. Twentieth Century reserves the right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

BY TELEPHONE

     You may exchange your shares by phone if you have authorized Twentieth Century to accept telephone instructions. (Before calling, read "Additional Information About Exchanges," on this page.)

BY MAIL

     You may direct Twentieth Century in writing to exchange your shares.
     If you have authorized Twentieth Century to accept written instructions from any one registered owner, and if the shares are owned by two or more persons, only one signature is required on your written exchange request. Otherwise, the request should be signed by each person in whose name the shares are registered. All signatures should be exactly as the name appears in the registration; for example, if an owner's name is registered as John Robert Jones, he should sign that way and not as John R. Jones.
     (Before writing, read "Additional Information About Exchanges," on this page.)

ADDITIONAL INFORMATION
ABOUT EXCHANGES

     (1) IN AN EXCHANGE OF SHARES FROM ONE FUND ACCOUNT TO SHARES OF ANOTHER FUND ACCOUNT, THE SHARES BEING SOLD AND THE NEW SHARES BEING PURCHASED MUST HAVE A CURRENT VALUE OF AT LEAST $100, AND YOU MUST MEET ANY INVESTMENT MINIMUM IMPOSED BY THE FUND BEING ACQUIRED.
     (2) EXCHANGES FROM ANY ONE FUND ACCOUNT ARE LIMITED TO SIX TIMES IN ANY ONE CALENDAR YEAR except for the exchange of shares pursuant to an automatic exchange program. [This limitation does not apply to shares held in 403(b) accounts and certain pooled accounts owned by institutional investors.]
     (3) The shares being acquired must be qualified for sale in your state of residence.
     (4) If the shares are represented by a negotiable stock certificate, the certificate must be returned before the exchange can be effected.
     (5) ONCE YOU HAVE TELEPHONED OR MAILED YOUR EXCHANGE REQUEST, IT IS IRREVOCABLE AND MAY NOT BE MODIFIED OR CANCELED.
     (6) If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of a fund's assets, further exchanges will be subject to special requirements to comply with Twentieth Century's policy on large redemptions. (See "Special Requirements for Large Redemptions," page 22.)
     (7) For the purpose of processing exchanges, the value of the shares surrendered and the value of the shares acquired are the net asset values of such shares next computed after receipt of your exchange order.
     (8) Shares MAY NOT be exchanged unless you have furnished Twentieth Century with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations. (See "Tax Identification Number," page 17.)
     (9) An exchange of shares is, for federal income tax purposes, a sale of the shares, on which you may realize a taxable gain or loss.
     (10)If  the  request  is  made  by  a  corporation,   partnership,   trust,
         fiduciary, agent or

                                       19


unincorporated association, Twentieth Century will require evidence satisfactory to it of the authority of the individual signing the request.

HOW TO REDEEM SHARES

     Twentieth Century will redeem or "buy back" your shares at any time at the net asset value next determined after receipt of a redemption request in good order. (Before redeeming, please read "Special Requirements for Large Redemptions," page 22, "Additional Information About Redemptions," page 23, and "When Share Price Is Determined," page 27.)
     IN ORDER TO DISCOURAGE THE REDEMPTION OF SHARES OF INTERNATIONAL EMERGING GROWTH SHORTLY AFTER THEIR PURCHASE, REDEMPTION OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES REDEEMED. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased will be deemed to be the shares first redeemed. Twentieth Century reserves the right to modify its policy regarding this redemption fee or to waive such policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.
     Your redemption proceeds may be delayed if you have owned your shares less than 15 days. (See "Redemption Proceeds," page 21.)

     ALL REQUESTS TO REDEEM SHARES HAVING A VALUE OF $25,000 OR MORE, THE PROCEEDS OF WHICH ARE TO BE PAID BY CHECK, MADE WITHIN 30 DAYS OF OUR RECEIPT OF AN ADDRESS CHANGE (INCLUDING REQUESTS TO REDEEM THAT ACCOMPANY AN ADDRESS CHANGE) MUST BE IN WRITING. ADDITIONALLY, THE REQUEST MUST BE SIGNED BY EACH PERSON IN WHOSE NAME THE SHARES ARE OWNED, AND ALL SIGNATURES MUST BE GUARANTEED. (See "Signature Guarantee," page 21 and "How to Change Your Address of Record," page 24.)

BY TELEPHONE

     If you have authorized Twentieth Century to accept telephone instructions, you may redeem your shares by telephone. ONCE MADE, YOUR TELEPHONE REQUEST MAY NOT BE MODIFIED OR CANCELLED.
     If you call before the close of the New York Stock Exchange, usually 3 p.m. Central time, you will receive that day's closing price.
     (Before calling, read "Additional Information About Redemptions," page 23.)

BY MAIL

     Your written instructions to redeem shares may be in any one of the following forms:
     o   A redemption form, available from Twentieth Century.
     o   A letter to Twentieth Century.
     o   An assignment form or stock power.
     o An endorsement on the back of your negotiable stock certificate, if you have one.
     ONCE MAILED TO TWENTIETH CENTURY, THE REDEMPTION REQUEST IS IRREVOCABLE AND MAY NOT BE MODIFIED OR CANCELLED.
     If you have authorized Twentieth Century to accept written instructions from any one registered owner without a signature guarantee, only one signature is required on your written redemption request and it need not be guaranteed.
     If you have not elected this special service, all signatures must be guaranteed. (See "Signature Guarantee," page 21.) The request must be signed by each person in whose name the shares are registered; for example, in the case of joint ownership, each owner must sign.
     All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.
     (Before writing, see "Additional Information About Redemptions," page 23.)

                                       20


BY CHECK-A-MONTH

     Twentieth Century's Check-A-Month plan is available for International Equity, but not for International Emerging Growth. The plan automatically redeems enough shares each month to provide you with a check for a minimum of $25. To set up a Check-A-Month plan, call Twentieth Century for instructions.
     Shares will be redeemed on the 20th day of each month or the next business day, and your check will be mailed the next day. If your monthly checks exceed the dividends, interest and capital appreciation on your shares, the payments will deplete your investment.
     Amounts paid to you by Check-A-Month are not a return on your investment. They are derived from the redemption of shares in your account, and you must report on your income tax return gains or losses that you realize.
     You may specify a Check-A-Month when you make your first investment. If you order a Check-A-Month thereafter, then, as in any redemption, the request for a Check-A-Month or any increase in amount must be signed by all owners with their signatures guaranteed unless Twentieth Century has been authorized to accept instructions from any one owner, by telephone or in writing without a signature guarantee.
     You may request that the Check-A-Month be sent to an address other than the address of record at the time of your first investment. Thereafter, a request to send a Check-A-Month to an address other than the address of record must be signed by all owners, with their signatures guaranteed.
     Twentieth Century may terminate the Check-A-Month at any time, upon notice to you, and you likewise may terminate it or change the amount of the Check-A-Month, by notice to Twentieth Century in writing or by telephone. Termination or change will become effective within five business days following receipt of your instruction.
     Your Check-A-Month plan may begin anytime after you have owned your shares for 15 days.

SIGNATURE GUARANTEE

     When a signature guarantee is required, each signature MUST be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange registered securities association, clearing agency or savings association as defined by federal law. The institution providing the guarantee must use a signature guarantee ink stamp or medallion which states "Signature(s) Guaranteed" and be signed in the name of the guarantor by an authorized person with that person's title and the date. Twentieth Century may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program.
     Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel in foreign countries may acknowledge their signatures before officers authorized to take acknowledgments; e.g., legal officers and adjutants.
     Twentieth Century may waive the signature guarantee on a redemption of $5,000 or less if it is able to verify the signatures of all registered owners from its account records. Twentieth Century reserves the right to amend or discontinue this waiver policy at any time and, with regard to a particular redemption transaction, to require a signature guarantee at its discretion.

REDEMPTION PROCEEDS

     Redemption proceeds may be sent to you:

BY MAIL

     If your redemption check is mailed, it is usually mailed on the second business day after receipt of your redemption request, but not later than seven days afterwards. When a redemption occurs shortly after a recent purchase made by check or electronic draft, Twentieth Century may hold the redemption proceeds beyond seven days but only until the funds have cleared, which may take up to 15 days or more. No interest is paid on the redemption

                                       21


proceeds after the redemption is processed and before the redemption check is mailed. IF YOU ANTICIPATE REDEMPTIONS SOON AFTER YOU PURCHASE YOUR SHARES, YOU ARE ADVISED TO WIRE FUNDS TO AVOID DELAY.

     Except for a direct transfer of proceeds from an IRA or 403(b) to a custodian of another IRA or 403(b), and as noted below, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the ADDRESS OF RECORD.
     If you would like a redemption check made payable to someone other than the registered owner of the shares and/or mailed to an address other than the address of record, your request to redeem must (1) be made in writing; (2) include an instruction to make the check payable to someone other than the registered owner of the shares and/or mail it to an address other than the address of record; and (3) be signed by all registered owners with their signatures guaranteed. (See "Signature Guarantee," page 21.) Redemptions from UGMA/UTMA accounts and from certain types of retirement accounts, such as IRA, 403(b) and qualified retirement plan accounts, will not be eligible for this special service. If you would like to use this special service but are not certain that a redemption from your account is eligible, please call Twentieth Century prior to submitting your request. (See "Telephone Services," page 24.)

BY WIRE AND ELECTRONIC
FUNDS TRANSFER

     You may authorize Twentieth Century to transmit redemption proceeds by wire or electronic funds transfer. These services will be effective 30 days after Twentieth Century receives the authorization. Proceeds from the redemption of shares will normally be transmitted on the first business day, but not later than the seventh day, following the redemption.
     Your bank usually will receive wired funds the day they are transmitted or the next day. Electronically transferred funds will ordinarily be received within one to seven days after transmission. Once the funds are transmitted, the time of receipt and the availability of the funds are not within Twentieth Century's control. Wired funds are subject to a charge of $10 to cover bank wire charges, which is deducted from redemption proceeds.
     If your bank account changes, you must send a new "voided" check, preprinted with your bank registration, with written instructions, including tax identification number. The change will be effective 30 days after receipt by Twentieth Century.

     Redemption proceeds will be transmitted by wire or electronic funds transfer only after Twentieth Century is satisfied that checks or electronic drafts that paid for the shares have cleared, i.e., after 15 days have elapsed from the time of purchase, or you have furnished Twentieth Century with satisfactory proof that the purchase funds have cleared. If a purchase were made by check, for example, a copy of the cancelled check would be satisfactory proof. No interest is paid on the redemption proceeds after the redemption and before the funds are transmitted. IF YOU ANTICIPATE REDEMPTIONS WITHIN 15 DAYS AFTER YOU PURCHASE SHARES, YOU ARE ADVISED TO WIRE FUNDS TO PAY FOR YOUR PURCHASES TO AVOID DELAY.

SPECIAL REQUIREMENTS FOR
LARGE REDEMPTIONS

     Twentieth Century has elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates a fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, Twentieth Century reserves the right to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind"). If payment is made in securities, the securities will be selected by the fund, will be valued

                                       22


in the same manner as they are in computing the fund's net asset value and will be provided to you in lieu of cash without prior notice.
     If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing Twentieth Century with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provides a fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.
     Despite its right to redeem fund shares through a redemption-in-kind, Twentieth Century does not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, Twentieth Century expects redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

AUTOMATIC REDEMPTION OF SHARES

     International Equity. If at any time you have an International Equity account that falls into either of the following categories:

     (i) you invested the required minimum initial investment amount for the fund, currently $2,500 ($1,000 for UGMA/UTMA accounts), but due to exchanges or redemptions you have made, the account now has a value of less than the minimum initial investment amount; or
     (ii) you have not invested the minimum initial investment amount, and an automatic investment program of $50 or more per month does not exist for the account; a notification will be sent advising you of the need to either make an investment to bring the value of the shares held in the account up to $2,500 ($1,000) or to establish an automatic investment program of $50 or more per month. If the investment is not made or the automatic investment is not established within 60 days from the date of notification, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record.

     The automatic redemption of shares of International Equity will not apply to Individual Retirement Accounts, 403(b) accounts and other types of tax-deferred retirement plan accounts.
     International Emerging Growth. If at any time you have an International Emerging Growth account that falls into either of the following categories:
     (i) you invested the required minimum initial investment amount of $10,000, but due to exchanges or redemptions you have made, the account now has a value of less than $10,000; or
     (ii) you have not invested $10,000; a notification will be sent advising you of the need to make an investment to bring the value of the shares held in the account up to $10,000. If the investment is not made within 60 days from the date of notification, the shares held in the fund account will be redeemed and the proceeds from the redemption will be sent by check to your address of record.
     Twentieth Century reserves the right to modify its policies regarding the automatic redemption of shares of International Equity and International Emerging Growth, or to waive such policies in whole or in part for certain classes of investors.

ADDITIONAL INFORMATION
ABOUT REDEMPTIONS

     If you experience difficulty in making a telephone redemption during periods of drastic

                                       23


economic or market changes, your redemption request may be made by regular or express mail. It will be implemented at the net asset value next determined after your request has been received by Twentieth Century in good order. Twentieth Century reserves the right to revise or terminate the telephone redemption privilege at any time.
     REDEMPTIONS SPECIFYING A CERTAIN DATE OR PRICE CANNOT BE ACCEPTED AND WILL BE RETURNED.
     If the shares are represented by a negotiable stock certificate, the certificate must be returned before the redemption can be effected.
     ALL REDEMPTIONS ARE MADE AND THE PRICE IS DETERMINED ON THE DAY WHEN ALL DOCUMENTATION, PROPERLY COMPLETED, IS RECEIVED BY TWENTIETH CENTURY. (See "When Share Price Is Determined," page 27.)
     If the request to redeem is made by a corporation, partnership, trust, fiduciary, agent, or unincorporated association, Twentieth Century will require evidence satisfactory to it of the authority of the individual signing the request. Please call or write Twentieth Century for further information.
     A request to redeem shares in an IRA or 403(b) plan must be accompanied by an IRS Form W4-P and a reason for withdrawal as specified by the IRS.

TELEPHONE SERVICES

INVESTORS LINE

     You may reach a Twentieth Century Investor Services Representative by calling our Investors Line at 1-800-345-2021. On our Investors Line, you may request information about our funds and a current prospectus, speak with an Investor Services Representative about your account, or get answers to any questions that you may have about the funds and the services we offer. In addition, if you have authorized telephone transactions in your account, you may have an Investor Services Representative help you with investment, exchange and redemption transactions.

     UNUSUAL STOCK MARKET CONDITIONS HAVE IN THE PAST RESULTED IN AN INCREASE IN THE NUMBER OF SHAREHOLDER TELEPHONE CALLS. IF YOU EXPERIENCE DIFFICULTY IN REACHING TWENTIETH CENTURY ON THE INVESTORS LINE DURING SUCH PERIODS, YOU SHOULD CONSIDER SENDING YOUR TRANSACTION INSTRUCTIONS BY MAIL, EXPRESS MAIL OR COURIER SERVICE OR USING OUR AUTOMATED INFORMATION LINE, IF YOU HAVE REQUESTED AND RECEIVED AN ACCESS CODE AND ARE NOT ATTEMPTING TO REDEEM SHARES.

AUTOMATED INFORMATION LINE

     In addition to reaching us on our Investors Line, you may also reach us by telephone on our Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also obtain an access code that will allow you to use the Automated Information Line to make investment and exchange transactions in your accounts and obtain your share balance, value and most recent transaction. REDEMPTION TRANSACTIONS CANNOT BE MADE ON THE AUTOMATED INFORMATION LINE. Please call our Investors Line at 1-800-345-2021 for more information on how to obtain an access code for our Automated Information Line.

HOW TO CHANGE YOUR
ADDRESS OF RECORD

     You may notify Twentieth Century of changes in your address of record either by writing us or calling our Investors Line. Because your address of record impacts every piece of information we send to you, you are urged to notify us promptly of any change of address. TO PROTECT YOU AND TWENTIETH CENTURY, ALL REQUESTS TO REDEEM SHARES HAVING A VALUE OF $25,000 OR MORE, THE PROCEEDS OF WHICH

                                       24


ARE TO BE PAID BY CHECK, MADE WITHIN 30 DAYS OF OUR RECEIPT OF AN ADDRESS CHANGE (INCLUDING REQUESTS TO REDEEM THAT ACCOMPANY AN ADDRESS CHANGE) MUST BE MADE IN WRITING, SIGNED BY EACH PERSON IN WHOSE NAME THE SHARES ARE OWNED, AND ALL SIGNATURES MUST BE GUARANTEED. (See "Signature Guarantee," page 21.)

TAX-QUALIFIED RETIREMENT PLANS

     The funds are available for your tax-deferred retirement plan. Call or write Twentieth Century and request the appropriate forms for:
     o   Individual Retirement Accounts (IRAs).
     o 403(b) plans for employees of public school systems and non-profit organizations.
     o Profit sharing plans and pension plans for corporations and other employers.

HOW TO TRANSFER AN INVESTMENT
TO A TWENTIETH CENTURY
RETIREMENT PLAN

     It's easy to transfer your tax-deferred plan to Twentieth Century from another company or custodian. Call or write Twentieth Century for a request to transfer form.
     If you direct Twentieth Century to transfer funds from an existing non-retirement Twentieth Century account into a retirement account, the shares in your non-retirement account will be redeemed. The redemption proceeds will be invested in your Twentieth Century IRA or other tax-qualified retirement plan. The redemption is a taxable event resulting in a taxable gain or loss.

HOW TO TRANSFER YOUR SHARES
TO ANOTHER PERSON

     You may transfer ownership of your shares to another person or organization by written instructions to Twentieth Century, SIGNED BY ALL OWNERS AND WITH SIGNATURES GUARANTEED AS DESCRIBED UNDER "SIGNATURE GUARANTEE," PAGE 21. IF THE SHARES ARE REPRESENTED BY A NEGOTIABLE STOCK CERTIFICATE, THE CERTIFICATE MUST BE RETURNED WITH YOUR TRANSFER INSTRUCTIONS.

REPORTS TO SHAREHOLDERS

     At the end of each quarter, Twentieth Century will send you a consolidated statement that summarizes all of your Twentieth Century holdings. At the same time, you will also receive an individual statement for each Twentieth Century fund you own with complete year-to-date information on activity in your account. You may at any time also request a statement of your account activity be sent to you.
     With the exception of the automatic transactions noted below, each time you invest, redeem, transfer or exchange shares, Twentieth Century will send you a confirmation of the transaction. Automatic investment purchases and 403(b) purchases (other than transfers), exchanges made in an automatic exchange program, purchases made by direct deposit and transfers made in a Transfer-A-Month program will be confirmed on your next consolidated quarterly statement. Please carefully review all information in your confirmation or consolidated statement relating to transactions to ensure that your instructions have been acted on properly. Please notify Twentieth Century in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions noted above, we will deem you to have ratified the transaction.

     No later than January 31 of each year, Twentieth Century will send you the following reports, which you may use in completing your U.S. income tax return:

                                       25


Form 1099-DIV  Reports taxable distributions during the preceding year. (If you did not receive taxable distributions in the previous year, you will not receive a 1099-DIV.)
Form 1099-B    Reports proceeds paid on redemptions during the preceding year.
Form 1099-R    Reports distributions from IRAs and 403(b) plans during the preceding year.
     At such time as prescribed by law, Twentieth Century will send you a Form 5498, which reports contributions to your IRA for the previous calendar year.
     In January of each year, Twentieth Century will send you an annual report that includes audited financial statements for the fiscal year ending the preceding November 30 and a list of securities in its portfolio on that date. In July of each year, Twentieth Century will send you a semiannual report that includes unaudited financial statements for the six months ending the preceding May 31, as well as a list of securities in its portfolio on that date. Twentieth Century does not publish interim lists of portfolio securities.

     Twentieth Century usually prepares a new prospectus dated April 1 of each year and mails it to each shareholder's address of record.

     Each year that an annual meeting is held you will receive a notice of the annual meeting of shareholders (and of special meetings, if any) and a proxy statement.
     BECAUSE TWENTIETH CENTURY NEEDS YOUR VOTE TO CONDUCT ITS ANNUAL MEETING OF SHAREHOLDERS, YOU ARE URGED TO RETURN PROXIES PROMPTLY.
     IT IS IMPORTANT THAT YOU NOTIFY TWENTIETH CENTURY PROMPTLY OF ANY CHANGE OF ADDRESS. (See "How to Change Your Address of Record," page 24.)

                                       26


                     ADDITIONAL INFORMATION YOU SHOULD KNOW
--------------------------------------------------------------------------------

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is their net asset value next determined after receipt of your instruction to purchase, exchange or redeem. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined on each day that the New York Stock Exchange is open.
     Investments and requests to redeem shares will receive the share price next determined after receipt by Twentieth Century of the investment or redemption request. For example, investments and requests to redeem shares received by Twentieth Century before the close of business on the New York Stock Exchange are effective on, and will receive the price determined, that day as of the close of the Exchange. Redemption requests received thereafter are effective on, and receive the price determined, as of the close of the Exchange on the next day the Exchange is open.
     Investments are considered received only when your check or wired funds are received by Twentieth Century. Wired funds are considered received on the day they are deposited in Twentieth Century's bank account if your phone call is received before the close of business on the Exchange, usually 3 p.m.
Central time, and the money is deposited that day.
     Investments by telephone pursuant to your prior authorization to Twentieth Century to draw on your bank account are considered received at the time of your telephone call.
     Investment and transaction instructions received by Twentieth Century on any business day by mail at its office prior to the close of business on the Exchange, usually 3 p.m. Central time, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:
     Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. If no sale is reported, the mean of the latest bid and asked price is used. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the board of directors.
     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the board of directors.
     Pursuant to a determination by Twentieth Century's board of directors that such value represents fair value, debt securities with maturities of 60 days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, usually 3 p.m.

                                       27


Central time, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.
     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined by the board of directors.
     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION
ABOUT SHARE PRICE

     The net asset value of each fund is published in leading newspapers daily. In addition, the net asset value of each fund may also be obtained by calling Twentieth Century. (See "Telephone Services," page 24.)

DISTRIBUTIONS

     Distributions from net investment income and net realized securities gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.
     THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU MAY MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

GENERAL INFORMATION
ABOUT DISTRIBUTIONS

     Distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 and distributions on shares purchased within the last 15 days, however, will not be paid in cash and will be reinvested. You may elect to have distributions on shares of Individual Retirement Accounts and 403(b) plans paid in cash only if you are 59 1 / 2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.
     The board of directors may elect not to distribute capital gains in whole or in part to take advantage of loss carryovers.
     A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.
     Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. (See "Taxes," page 29.)
     If your distribution is reinvested in additional shares, the distribution has no effect on the value of your investment; while you own more shares, the 0price of each share has been

                                       28


reduced by the amount of the distribution. Likewise, if you take your distribution in cash, the value of your shares after the record date plus the cash received is equal to the value of the shares before the record date. For example, if your shares immediately before the distribution have a value of $10, including $2 in dividends and capital gains realized by the fund during the year, and if the $2 is distributed, the value will decline to $8. If the $2 is reinvested at $8 per share, you will receive .250 shares, so that, after the distribution, you will have 1.250 shares at $8 per share, or $10, the same as before.

TAXES

     Twentieth Century has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.
     Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.
     Dividends and interest received by a fund on foreign securities, as well as capital gains realized upon the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The foreign taxes paid by a fund will reduce its dividends.
     If more than 50% of the value of a fund's total assets at the end of each quarter of any fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.
     If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.
     Distributions on fund shares are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of a fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. (See "General Information About Distributions," page 28.)
     In January of the year following the distribution, Twentieth Century will send you a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.
     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest

                                       29


on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax adviser about the tax status of such distributions in your own state.
     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, Twentieth Century is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the social security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. PAYMENTS REPORTED BY TWENTIETH CENTURY THAT OMIT YOUR SOCIAL SECURITY NUMBER OR TAX IDENTIFICATION NUMBER WILL SUBJECT TWENTIETH CENTURY TO A PENALTY OF $50, WHICH WILL BE CHARGED AGAINST YOUR ACCOUNT IF YOU FAIL TO PROVIDE THE CERTIFICATION BY THE TIME THE REPORT IS FILED. THIS CHARGE IS NOT REFUNDABLE. (See "Tax Identification Number," page 17.)
     Redemption of shares of a fund will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the board of directors is responsible for managing the business and affairs of Twentieth Century. Acting pursuant to an investment advisory agreement entered into with Twentieth Century, Investors Research Corporation ("Investors Research") serves as the investment manager of Twentieth Century. Its principal place of business is Twentieth Century Tower, 4500 Main Street, Kansas City, Missouri 64111. Investors Research has been providing investment advisory services to investment companies and institutional clients since 1958.

     In June 1995, Twentieth Century Companies, Inc. ("TCC"), the parent of Investors Research, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment adviser to The Benham Group of mutual funds, became a wholly owned subsidiary of TCC. Certain employees of BMC will be providing investment management services to Twentieth Century funds, while certain Twentieth Century employees will be providing investment management services to Benham funds.

     Investors Research supervises and manages the investment portfolio of the funds and directs the purchase and sale of its investment securities. Investors Research utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio managers may also adjust portfolio holdings of the funds as necessary between meetings.
     The   portfolio   manager   members   of  the   International   Equity  and
International Emerging

                                       30


Growth team and their principal business experience during the past five years are as follows:
     ROBERT C. PUFF, Executive Vice President and Chief Investment Officer, has been a Portfolio Manager since joining Investors Research in 1983. In his position as Chief Investment Officer, Mr. Puff oversees the investment activities of all of the teams that manage Twentieth Century funds.
     THEODORE J. TYSON joined Investors Research in 1988 and has been a member of the International Equity and International Emerging Growth team since its inception in 1991.
     HENRIK STRABO joined Investors Research in 1993 as an investment analyst member of the International Equity and International Emerging Growth team and has been a portfolio manager member of the team since 1994. Prior to joining Investors Research, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd (1991 to 1993) and obtained international equity sales experience at Cresvale International (1990 to 1991).
     The activities of Investors Research are subject only to directions of Twentieth Century's board of directors. Investors Research pays all the expenses of Twentieth Century except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.
     For the services provided to Twentieth Century, Investors Research receives an annual fee of 1.9% of the average net assets of International Equity up to $1 billion, 1.25% of the average net assets of International Equity between $1 billion and $2 billion, and 1.00% of the average net assets of International Equity in excess of $2 billion, and 2.0% of the average net assets of International Emerging Growth. On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).
     The management fees paid by the funds to Investors Research are higher than the fees paid by the various other funds in the Twentieth Century family of funds because of the higher costs and additional expenses associated with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee may also be higher than the fee paid by many other international or foreign investment companies.
     Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the stated management fee. In contrast, the management fee paid to Investors Research includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the Financial Highlights Table found on page 5 of this prospectus to the same ratio of the other funds.
     The management agreement also provides that the Corporation's board of directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a charge against shareholder accounts.

CODE OF ETHICS

     Twentieth Century and Investors Research have adopted a Code of Ethics that restricts personal investing practices by employees of Investors Research and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to portfolio manager and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial pub-

                                       31


lic offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE
SERVICES

     Twentieth Century Services, Inc., 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend paying agent for Twentieth Century. It provides facilities, equipment and personnel to Twentieth Century, and is paid for such services by Investors Research.

     Certain recordkeeping services that would otherwise be performed by Twentieth Century Services, Inc., may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of Twentieth Century as a funding medium, by broker dealers for their customers investing in shares of Twentieth Century or by sponsors of multi-mutual fund no- or low-transaction fee programs. Investors Research may elect to enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

     From time to time, special services may be offered to shareholders who maintain higher share balances in the funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters, and a team of personal representatives. Any expenses associated with these special services will be paid by Investors Research.
     Investors Research and Twentieth Century Services, Inc. are both wholly owned by Twentieth Century Companies, Inc. James E. Stowers, chairman of the board of Twentieth Century World Investors, controls Twentieth Century Companies by virtue of his ownership of a majority of its common stock.

FURTHER INFORMATION
ABOUT TWENTIETH CENTURY

     Twentieth Century World Investors, Inc. was organized as a Maryland corporation on December 28, 1990.
     Twentieth Century is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its board of directors.
     The principal office of Twentieth Century is Twentieth Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021. (For local Kansas City area or international callers: 816-531-5575.)
     Twentieth Century issues two series of $0.01 par value shares. Each share when issued, is fully paid and non-assessable. The assets belonging to each series of shares are held separately by the custodian, and in effect each series is a separate fund.
     Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series of the shares affected. Matters affecting only one series are voted upon only by that series.
     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining less-than-50% of the votes will not be able to elect any person or persons to the board of directors.
     Unless required by the Investment Company Act, it will not be necessary for Twentieth Century to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to Twentieth

                                       32


Century's bylaws, the holders of shares representing at least 10% of the votes entitled to be cast may request Twentieth Century to hold a special meeting of shareholders. Twentieth Century will assist in the communication with other shareholders.
     TWENTIETH CENTURY RESERVES THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

                                       33






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                                       34






                     (This page left blank intentionally.)

                                       35





                                                       TWENTIETH CENTURY
                                                        World Investors

                                                           Prospectus

                                                          April 1, 1996

[company logo]
Investments That Work(TM)
----------------------------------------
P.O. Box 419200
Kansas City, Missouri
64141-6200
----------------------------------------
Person-to-person assistance:
1-800-345-2021 or 816-531-5575
----------------------------------------
Automated information line:
1-800-345-8765
----------------------------------------
Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865
----------------------------------------
Fax:  816-340-7962
----------------------------------------

                                                        [company logo]
================================================================================
--------------------------------------------------------------------------------
SH-BKT-4573
9603           Recycled

(C) 1996 Twentieth Century Services, Inc.

                               TWENTIETH CENTURY
                                World Investors

                            Institutional Prospectus

                                    April 1,

                                      1996

--------------------------------------------------------------------------------

TWENTIETH CENTURY

     Twentieth Century World Investors, Inc., a member of the Twentieth Century family of funds, is a diversified, open-end management investment company whose shares are offered without a sales charge. Two series of shares offered by Twentieth Century, Twentieth Century International Equity and Twentieth Century International Emerging Growth (the "funds") are described in this prospectus. The investment objectives of the funds are listed on the inside cover of this prospectus.

RISK OF FOREIGN INVESTMENTS

     Investment in securities of foreign issuers typically involves a greater degree of risk than investment in domestic securities. (See "Risk Factors," page 9.)

NO-LOAD MUTUAL FUNDS

     Twentieth Century's funds are "no-load" investments, which means there are no sales charges or commissions. Twentieth Century has no 12b-1 plan or other deferred sales charges.
     This prospectus is intended for participants in employer-sponsored retirement or savings plans. One or more of the funds described herein is available as an investment option in your employer's plan. Another version of this prospectus containing information on how to open personal and other types of investment accounts is available by calling Twentieth Century at the number shown below.

     This prospectus gives you information about Twentieth Century that you should know before investing. You should read this prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated April 1, 1996, and filed with the Securities and Exchange Commission. It is incorporated in this prospectus by reference. To obtain a copy without charge, call or write:

                    Twentieth Century World Investors, Inc.
                       4500 Main Street * P.O. Box 419385
                           Kansas City, MO 64141-6385
                                 1-800-345-3533
                         Local and international calls:
                                  816-531-5575
                    Telecommunications device for the deaf:
                   1-800-345-1833 * In Missouri: 816-753-0700

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                       INVESTMENT OBJECTIVES OF THE FUNDS
--------------------------------------------------------------------------------

TWENTIETH CENTURY
INTERNATIONAL EQUITY

     The investment objective of Twentieth Century International Equity is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks, primarily from developed markets, that are considered by the investment manager to have prospects for appreciation. This fund has no minimum investment requirements. However, if the value of the shares held in any one fund account is less than $2,500 ($1,000 for UGMA/UTMA accounts), you must establish an automatic investment program of $50 or more per month in each such account. (See "Automatic Investments," page 17, and "Automatic Redemption of Shares," page 23.)

TWENTIETH CENTURY
INTERNATIONAL EMERGING GROWTH

     The investment objective of Twentieth Century International Emerging Growth is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of (i) companies in developed markets having comparatively smaller market capitalizations (less than U.S. $800 million in market capitalization or less than U.S. $300 million in public float), and (ii) companies in emerging market countries without regard to market capitalization. All such investments must be considered by the investment manager to have prospects for appreciation. Due to the risks associated with such investments, an investment in this fund may be considered speculative. The minimum investment amount for this fund is $10,000. SHARES OF THE FUND CONVERTED OR REDEEMED WITHIN 180 DAYS OF THEIR PURCHASE ARE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES CONVERTED OR REDEEMED. THIS REDEMPTION FEE IS RETAINED BY THE FUND.

There is no assurance that the funds will achieve their respective investment objectives.
--------------------------------------------------------------------------------
     NO PERSON IS AUTHORIZED BY TWENTIETH CENTURY TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY THE COMPANY, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

                                       2


                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

     TRANSACTION AND OPERATING
        EXPENSE TABLE ........................................... 4
     FINANCIAL HIGHLIGHTS ....................................... 5

INFORMATION REGARDING THE FUNDS

     INVESTMENT POLICIES OF THE FUNDS ........................... 6
         International Equity ................................... 6
         International Emerging Growth .......................... 6
         Policies Applicable to Both Funds ...................... 8
     RISK FACTORS ............................................... 9
         Investing in Foreign Securities Generally .............. 9
         Speculative Nature of International
            Emerging Growth .....................................10
         Investing in Emerging Market Countries .................10
         Investing in Smaller Companies .........................10
         Investing in Lower-Quality Debt Instruments ............11
     INVESTMENT RESTRICTIONS ....................................11
     OTHER INVESTMENT PRACTICES .................................11
         Forward Currency Exchange Contracts ....................11
         Indirect Foreign Investment ............................12
         Sovereign Debt Obligations .............................12
         Portfolio Turnover .....................................13
         Repurchase Agreements ..................................13
         When-Issued Securities .................................13
         Short Sales ............................................14
         Rule 144A Securities ...................................14
     PERFORMANCE ADVERTISING ....................................14

HOW TO INVEST WITH TWENTIETH CENTURY

     TWENTIETH CENTURY FAMILY OF FUNDS ..........................16
     INVESTING IN TWENTIETH CENTURY .............................16
     HOW TO EXCHANGE YOUR INVESTMENT
        FROM ONE TWENTIETH CENTURY
        FUND TO ANOTHER .........................................16
     HOW TO REDEEM SHARES .......................................17
         Special Requirements for Large Redemptions .............17
         Automatic Redemption of Shares .........................18
     TELEPHONE SERVICES .........................................18
         Investors Line .........................................18
         Automated Information Line .............................18

ADDITIONAL INFORMATION YOU SHOULD KNOW

     SHARE PRICE ................................................19
         When Share Price Is Determined .........................19
         How Share Price Is Determined ..........................19
         Where to Find Information
            About Share Price ...................................20
     DISTRIBUTIONS ..............................................20
     TAXES ......................................................20
     MANAGEMENT .................................................20
         Investment Management ..................................20
         Code of Ethics .........................................22
         Transfer and Administrative Services ...................22
     FURTHER INFORMATION
        ABOUT TWENTIETH CENTURY .................................22

                                       3

                                TRANSACTION AND OPERATING EXPENSE TABLE
--------------------------------------------------------------------------------------------------
                                                                International     International
                                                                   Equity        Emerging Growth
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases                             none              none
Maximum Sales Load Imposed on Reinvested Dividends                  none              none
Deferred Sales Load                                                 none              none
Redemption Fee                                                      none              none(1)
Exchange Fee                                                        none              none

ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)
Management Fees(2)                                                 1.90%(3)           2.00%
12b-1 Fees                                                          none              none
Other Expenses(4)                                                  0.00%              0.00%
Total Fund Operating Expenses                                      1.90%              2.00%

Example

You would pay the following expenses on a $1,000        1 year      $18               $ 20
investment, assuming (1) a 5% annual return and         3 years      56                 62
(2) redemption at the end of each time period(5):       5 years      96                107
                                                       10 years     208                231


     The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in shares of Twentieth Century. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.
     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     (1) Shares of International Emerging Growth exchanged or redeemed within 180 days of their purchase are subject to a redemption fee of 2.0% of the value of the shares exchanged or redeemed. This redemption fee, which is retained by the fund, is intended to discourage shareholders from exchanging or redeeming their shares shortly after their purchase, as well as minimize the impact such exchanges and redemptions have on fund performance and, hence, on the other shareholders of the fund. (See "How to Exchange Your Investment from One Twentieth Century Fund to Another," page 18 and "How to Redeem Shares," page 20.)

     (2) The management fees paid by the funds are higher than the fees paid by many mutual funds. However, it should be noted that the fees the funds pay are "all-inclusive" covering not only advisory services, but virtually all other expenses. (See "Management," page 30).

     (3) Based upon fees paid by the fund for the 1995 fiscal year. The fund pays an annual management fee equal to 1.90% of its first $1 billion of average net assets, 1.25% of the next $1 billion, and 1.00% of average net assets over $2 billion.

     (4) Other expenses, the fees and expenses of those directors who are not "interested persons" as defined in the Investment Company Act, were .001 of 1% of average net assets for the most recent fiscal year.

     (5) Assumes, in accordance with Securities and Exchange Commission guidelines, that the assets of International Equity remain constant at $1,210,441,553, the assets of the fund as of November 30, 1995.

                                       4


                                               FINANCIAL HIGHLIGHTS
                                  (For a share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------------------------

     The Financial Highlights for each of the periods presented (except as noted) have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the corporation's annual report, which is incorporated by reference into the statement of additional information.  The annual report contains additional performance information and will be made available upon request and without charge.

                               INCOME FROM
                          INVESTMENT OPERATIONS                               DISTRIBUTIONS
         ---------------------------------------------  ------------------------------------------------------------
                                  Net Realized                            Distributions   Distributions                [table cont.
                                 and Unrealized                            in Excess          from                          below]
        Net Asset                  Gains on       Total    Distributions       of         Net Realized              Net Asset
         Value,        Net      Investment and     from       from Net         Net          Gains on                  Value,
        Beginning  Investment   Foreign Currency Investment   Investment    Investment      Security      Total      End of   Total
        of Period  Income(Loss)1  Transactions   Operations    Income         Income      Transactions Distributions  Period Return
INTERNATIONAL EQUITY FUND
May 9, 1991
(inception)
through
Nov. 30, 1991

           $5.10      $.01          $.22          $.23           --            --              --           --        $5.33    4.51%

Year Ended
Nov. 30, 1992
            5.33       .06           .41           .47       $(.005)       $(.002)             --        $(.007)       5.79    8.77%
1993        5.79      (.04)         1.78          1.74        (.036)        (.155)             --         (.191)       7.34   31.04%
1994        7.34      (.04)          .57           .53           --            --          $(.402)        (.402)       7.47    7.28%

1995        7.47       .01           .40           .41           --            --           (.372)        (.372)       7.51    5.93%

INTERNATIONAL EMERGING GROWTH
April 1, 1994
(inception)
through
Nov. 30, 1994

           $5.00     $(.02)         $.41         $.39           --             --              --            --       $5.39    7.80%

Year Ended
Nov. 30,

1995        5.39       .03           .28          .31           --             --              --            --        5.70    5.75%


[table continued]
                                            RATIOS/SUPPLEMENTAL DATA
                        ---------------------------------------------------------------------

                                     Ratio of Net
                         Ratio of     Investment                     Average
                         Operating      Income                     Commission        Net
                         Expenses     (Loss) to     Portfolio         Paid         Assets,
                        to Average      Average     Turnover        Per Share      End of
                        Net Assets    Net Assets      Rate           Traded        Period

INTERNATIONAL EQUITY FUND
May 9, 1991
(inception)
through
Nov. 30, 1991              1.93%(2)      .26%(2)       84%             --        $43,076,411

Year Ended
Nov. 30, 1992              1.91%         .95%         180%             --        215,346,400
1993                       1.90%        (.34%)        255%             --        759,237,590
1994                       1.84%        (.53%)        242%             --      1,316,641,977
1995                       1.77%         .25%         169%          $.002      1,210,441,553
INTERNATIONAL EMERGING GROWTH
April 1, 1994
(inception)
through
Nov. 30, 1994
                           2.00%(2)     (.48%)(2)      56%             --       $111,201,467
Year Ended
Nov. 30,
1995                       2.00%         .27%         168%          $.004        114,579,142

(1)  Computed using average shares outstanding throughout the period.
(2)  Annualized.

                                       5



                        INFORMATION REGARDING THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT POLICIES
OF THE FUNDS

     Twentieth Century has adopted certain investment restrictions applicable to the funds that are set forth on page 11 and in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds as identified on the inside front cover page, and any other investment policies designated as "fundamental" in this prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this prospectus, are not designated as fundamental policies and may be changed without shareholder approval.
     YOU SHOULD READ AND CAREFULLY CONSIDER THE INFORMATION UNDER "RISK FACTORS," PAGE 9, BEFORE MAKING AN INVESTMENT IN EITHER FUND.

TWENTIETH CENTURY
INTERNATIONAL EQUITY

     The investment objective of the International Equity fund is capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign companies primarily located in developed markets that meet certain fundamental and technical standards of selection and have, in the opinion of the investment manager, potential for appreciation. The fund will invest primarily in common stocks (defined to include depositary receipts for common stocks) and other equity securities and equity equivalents of such companies. Twentieth Century tries to stay fully invested in such securities, regardless of the movement of stock prices generally.
     Although the primary investment of the fund will be common stocks, the fund may also invest in other types of securities consistent with the accomplishment of the fund's objectives. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the fund may invest up to 35% in such other securities.
     The other securities the fund may invest in are bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. The fund will limit its purchases of debt securities to investment grade obligations. For long-term debt obligations this includes securities that are rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but considered by the manager to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher quality debt securities. (See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.)

TWENTIETH CENTURY
INTERNATIONAL EMERGING GROWTH

     The investment objective of the International Emerging Growth fund is capital growth. The fund will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of equity securities of companies that meet certain fundamental and technical standards of selection. The fund will invest its assets primarily in equity securities of (i) smaller foreign companies in developed markets (those issuers having, at the time of invest-

                                       6



ment, a market capitalization of less than U.S. $800 million or a public float of less than U.S. $300 million), and (ii) companies in emerging market countries without regard to market capitalization. The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer.
     In developed and in emerging market countries, the investment manager will purchase securities of companies that have, in the opinion of the investment manager, significant growth potential. The fund will seek to invest in securities of companies with one or more identifiable catalysts that, in the opinion of the investment manager, are likely to cause the issuer to experience accelerating growth. Such catalysts may include a change in the issuer's operating environment, the development of a significant or potentially significant new product, service or technology, an improvement in business outlook for the issuer, or other similar factors.
     As noted, the fund will invest both in companies whose principal place of business is in (i) countries characterized as having developed markets and in
(ii) countries characterized as having "emerging markets." A company's principal place of business is considered by management to be the country in which the company is domiciled. The fund may invest up to 50% of its assets in "emerging market countries." DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY BE CONSIDERED TO BE SPECULATIVE. (See "Speculative Nature of International Emerging Growth," page 10.)
     "Emerging Market Countries" include (i) countries considered to be "underdeveloped," "developing," or "emerging" countries according to the International Bank for Reconstruction and Development (commonly referred to as the World Bank), (ii) countries considered by the International Finance Corporation (the "IFC") as having "an emerging stock market," and (iii) countries in which companies included in the IFC Global Composite Index (the "IFC Index") are domiciled, such as Argentina, Brazil, Chile, China, Colombia, Greece, Hungary, India, Indonesia, Jordan, Korea, Malaysia, Mexico, Nigeria, Pakistan, Peru, Philippines, Poland, Portugal, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe.
     The fund may invest in securities of any type of issuer, including closed-end investment companies, governments and governmental entities, as well as corporations, partnerships and other business organizations. Twentieth Century believes that common stocks and other equity and equity equivalent securities ordinarily offer the greatest potential for capital appreciation and will constitute the majority of the fund's investments. The fund may invest, however, in any security the investment manager believes has the potential for capital appreciation. The other securities the fund may invest in include bonds, notes and debt securities of companies and obligations of domestic or foreign governments and their agencies. Twentieth Century attempts to stay fully invested in appreciating securities, regardless of the movement of stock and bond prices generally.
     There are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities, and government obligations in which the fund may invest, although less than 35% of the fund's assets will be invested in below investment grade fixed income securities. (See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.) Debt securities, especially those in emerging market countries, may be of poor quality and speculative in nature. While these securities will primarily be chosen for their appreciation potential, the fund may also take the potential for income into account when selecting investments.
     To enhance the fund's liquidity, at least 50% of the fund's assets will be invested in developed market countries at all times. However, the percentage of the assets of the

                                       7



fund invested in developed and emerging markets will vary as, in the opinion of the investment manager, market conditions warrant. No more than 15% of the fund's assets may be invested in illiquid investments at any time.

POLICIES APPLICABLE TO BOTH FUNDS

     The funds may make foreign investments either directly in foreign securities, or indirectly by purchasing depositary receipts or depositary shares or similar instruments ("DRs") for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds may also purchase securities of such issuers in foreign markets, either on foreign securities exchanges or in the over-the-counter markets.
     The funds may also invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the funds to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.
     Notwithstanding the funds' respective investment objectives of capital growth, under exceptional market or economic conditions, each fund may temporarily invest all or a substantial portion of its assets in cash or investment-grade short-term securities (denominated in U.S. dollars or foreign currencies).
     To the extent a fund assumes a defensive position, it will not be pursuing its investment objective of capital growth.
     In addition to other factors that will affect their value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices fall. These changes in value may, depending upon the particular amount and type of fixed income securities holdings of a fund, impact the net asset value of that fund's shares. (See "How Share Price is Determined," page 19.)
     Under normal conditions, each fund will invest at least 65% of its assets in common stocks and other equity and equity-equivalent securities of issuers from at least three countries outside of the United States. While securities of U.S. issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments in a fund across a broad range of foreign issuers. Management defines "foreign issuer" as an issuer of securities that is domiciled outside the United States and/or whose shares trade principally on an exchange or other market outside the United States.
     In order to achieve maximum investment flexibility, neither fund has established geographic limits on asset distribution, on either a country-by-country or region-by-region basis (and, as previously noted, International Emerging Growth may invest up to 50% of its assets in emerging market countries). The investment manager expects to invest both in issuers whose principal place of business is in developed markets (such as Germany, the United Kingdom and Japan) and in issuers whose principal place of business is in emerging market countries.
     The principal criteria for inclusion of a security in a fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the fund's

                                       8



investment manager, to achieve better-than-average appreciation. If, in the opinion of the fund's investment manager, a particular security satisfies these principal criteria, the security may be included in the fund's portfolio, regardless of the location of the issuer or the percentage of the fund's investments in the issuer's country (subject, with regard to International Emerging Growth, its 50% limitation on investments in emerging market countries) or region.
     At the same time, however, the investment manager recognizes that both the selection of a fund's individual securities and the allocation of the portfolio's assets across different countries and regions are important factors in managing an international equity portfolio. For this reason, the manager will also consider a number of other factors in making investment selections including: the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations.

RISK FACTORS

INVESTING IN FOREIGN
SECURITIES GENERALLY

     Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies. Investments in the funds should not be considered a complete investment program and may not be appropriate for an individual with limited investment resources or who is unable to tolerate fluctuations in the value of the investment. Potential investors should also carefully consider the following factors:
     Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluation and political developments.
     Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Investments in emerging market countries involve exposure to a greater degree of risk due to increased political and economic instability. (See "Investing in Emerging Market Countries," page 10.)
     Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source which would reduce dividend income payable to shareholders. (See "Taxes," page 20.)
     Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, result-

                                       9


ing in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, extended clearance and settlement periods in some foreign markets could result in losses to the funds or cause the funds to miss attractive investment possibilities.

SPECULATIVE NATURE OF INTERNATIONAL EMERGING GROWTH

     In addition to the risks posed by foreign investing generally, International Emerging Growth will be investing up to 50% of its assets in emerging market countries, and may invest the remainder of its assets in the securities of companies having comparatively small market capitalizations. (See "Investing in Emerging Market Countries" and "Investing in Smaller Companies," on this page.) As a result, an investment in the fund should be considered to be speculative. The fund is intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that International Emerging Growth will pursue. An investment in the fund is not a complete investment program and is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

INVESTING IN EMERGING
MARKET COUNTRIES

     International Equity may sometimes invest in emerging market countries, while International Emerging Growth can invest up to 50% of its assets in securities of issuers in emerging market countries. Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature, and political systems that can be expected to be less stable than those of developed countries.
     Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economics. Such countries may also have restrictions on foreign ownership or prohibitions on the repatriation of assets, and may have less protection of property rights than developed countries.
     The economies of emerging market countries may be predominantly based on only a few industries or may be dependent on revenues from particular commodities or on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

INVESTING IN SMALLER COMPANIES

     In developed markets, International Emerging Growth will only invest in securities of companies having, at the time of investment, a market capitalization of less than U.S. $800 million or a public float of less than U.S. $300 million. In emerging market countries the companies whose securities are purchased, while

                                       10



likely being large compared to other companies in their own countries, will tend to be comparatively smaller than large companies in developed markets. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger companies. In addition, available information regarding these smaller companies may be less available and, when available, may be incomplete or inaccurate. The securities of such companies also may be more likely to be delisted from trading on their primary domestic exchange. As a result, the securities of smaller companies may experience significantly more price volatility and less liquidity than securities of larger companies, and this volatility and limited liquidity may be reflected in the net asset value of the fund.

INVESTING IN LOWER-QUALITY
DEBT INSTRUMENTS

     There are no credit, maturity or investment amount restrictions on the bonds, corporate debt securities, and government obligations in which International Emerging Growth may invest. Debt securities, especially those in emerging market countries, may be of poor quality, unrated and speculative in nature. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent, sometimes referred to as junk bonds, are considered by many to be predominantly speculative. (See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.) Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the fund.

INVESTMENT RESTRICTIONS

     Twentieth Century has adopted certain fundamental limitations on its investment practices. The principal investment limitations are that each fund will not:
     1) invest more than 5% of its assets in securities of any one issuer, except U.S. government securities;
     2) own more than 10% of the outstanding voting securities of any one issuer;
     3) invest in the securities of companies that, including predecessors, have a record of less than three years of continuous operations; and
     4) invest more than 25% of the assets of the fund, exclusive of cash and U.S. government securities, in securities of any one industry.
     A complete listing of investment restrictions is contained in the Statement of Additional Information. The limitations described here and in the Statement of Additional Information are considered at the time securities are purchased.

OTHER INVESTMENT PRACTICES

FORWARD CURRENCY
EXCHANGE CONTRACTS

     Some of the securities held by the funds will be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent upon the performance of a foreign security, as valued in the currency of its home country. As a result, the value of their portfolios will be affected by changes in the exchange rates between foreign currencies and the dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the dollar may be an important factor in the overall performance of the funds.

                                       11



     To protect against adverse movements in exchange rates between currencies, a fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.
     A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.
     By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its trades.
     When the manager believes that a particular currency may decline in value compared to the dollar, a fund may enter into a foreign currency exchange contract to sell an amount of foreign currency equal to the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.
     Each fund will make use of portfolio hedging to the extent deemed appropriate by the investment manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.
     If a fund enters into a forward contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.
     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to reduce the risk of adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S. dollar.

INDIRECT FOREIGN INVESTMENT

     Subject to certain restrictions contained in the Investment Company Act, each fund may invest up to 10% of its assets in certain foreign countries indirectly through investment funds and registered investment companies authorized to invest in those countries. If the funds invest in investment companies, the funds will bear their proportionate shares of the costs incurred by such companies, including investment advisory fees, if any.

SOVEREIGN DEBT OBLIGATIONS

     The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

                                       12



PORTFOLIO TURNOVER

     The total portfolio turnover rate of the International Equity fund is shown in the Financial Highlights Table on page 5 of this prospectus.
     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The rate of portfolio turnover is irrelevant when management believes a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.
     The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that each fund pays directly. It may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

     Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.
     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.
     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered as a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.
     The funds will limit repurchase agreement transactions to securities issued by the United States government, its agencies and instrumentalities, and will enter into such transactions with those commercial banks and broker-dealers who are deemed creditworthy pursuant to criteria adopted by the funds' board of directors.
     The funds will not invest more than 15% of their respective assets in repurchase agreements maturing in more than seven days.

WHEN-ISSUED SECURITIES

     Each of the funds may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the investment manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

                                       13


SHORT SALES

     Each of the funds may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.
     A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

RULE 144A SECURITIES

     The funds may invest up to 15% of their respective assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares), including restricted securities. Although securities which may be resold only to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 are considered "restricted securities," each fund may purchase Rule 144A securities without regard to the percentage limitations described above when Rule 144A securities present an attractive investment opportunity and otherwise meet Twentieth Century's criteria of selection, and also meet the liquidity guidelines established for Rule 144A securities.
     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the board of directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the board of directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the board of directors of Twentieth Century has delegated the day-to-day function of determining the liquidity of 144A securities to the investment manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
     Since the secondary market for such securities will be limited to certain qualified institutional investors, their liquidity may be limited accordingly and a fund may from time to time hold a Rule 144A security which is illiquid. In such an event, Twentieth Century will consider appropriate remedies to minimize the effect on the fund's liquidity.

PERFORMANCE ADVERTISING

     From time to time, Twentieth Century may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return.
     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.
     Each fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual

                                       14



funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Fund performance may also be compared to well-known indices of market performance, such as the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index and the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). Fund performance may also be compared to the rankings prepared by Lipper Analytical Services, Inc. In addition, fund performance may be compared to other funds in the Twentieth Century family and may also be combined or blended with other funds in the Twentieth Century family. Such combined or blended performance may be compared to the same indices to which individual funds may be compared.
     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

                                       15



                      HOW TO INVEST WITH TWENTIETH CENTURY
--------------------------------------------------------------------------------

TWENTIETH CENTURY
FAMILY OF FUNDS

     In addition to the funds offered by this prospectus, the Twentieth Century family of funds also includes funds offered by Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Strategic Asset Allocations, Inc. Please call the Investors Line for a prospectus and additional information about the other funds in the Twentieth Century family of funds.

     The Twentieth Century family of funds now also includes the funds offered by The Benham Group as a result of the acquisition of Benham Management Corporation, investment manager of The Benham Group, by Twentieth Century Companies, Inc. The Benham Group offers several funds with investment objectives similar to the Twentieth Century funds, but with different fee structures. You may also wish to consider the funds of The Benham Group for your investment needs. For a prospectus and more information about those funds, please call 1-800-331-8331.

INVESTING IN
TWENTIETH CENTURY

     One or more of the funds offered by this prospectus is available as an investment option in your employer-sponsored retirement or savings plan. All orders to purchase shares must be made through your employer. The administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select a Twentieth Century fund as an investment option.
     There is no minimum initial investment requirement for the International Equity fund.
     The minimum initial investment amount to establish a new account in the International Emerging Growth fund, which each retirement or savings plan measured as a whole must meet, is $10,000. There is no minimum investment requirement imposed by the fund on plan participants investing in International Emerging Growth.
     To keep an International Emerging Growth account open, a plan, measured as a whole, must maintain a minimum share value of $10,000 in the plan account. If the share value of the plan account falls below $10,000, the shares held by participants in that plan will be subject to automatic redemption. (See, "Automatic Redemption of Shares," page 18.)
     If you have questions about a fund, see, "Investment Policies of the Funds," page 6, or call Twentieth Century's Investors Line at 1-800-345-3533.
     Orders to purchase shares are effective on the day Twentieth Century receives payment. (See "When Share Price is Determined," page 19.)
     Twentieth Century may discontinue offering shares generally in the funds or in any particular state without notice to shareholders.

HOW TO EXCHANGE YOUR
INVESTMENT FROM ONE TWENTIETH
CENTURY FUND TO ANOTHER

     Your plan may permit you to exchange your investment from the shares of the funds to shares of another fund in the Twentieth Century family of mutual funds. See your plan administrator or employee benefits office for details on the rules in your plan governing exchanges, or call Twentieth Century's Investors Line at 1-800-345-3533. Exchanges will be accepted by Twentieth Century only as permitted by your plan.
     Exchanges are made at the respective net asset values, next computed after receipt of the exchange instruction by Twentieth Century. If in any 90-day period, the total of the exchanges and redemptions from any one plan participant's

                                       16



account exceeds the lesser of $250,000 or 1% of a fund's assets, further exchanges will be subject to special requirements to comply with Twentieth Century's policy on large redemptions. (See "Special Requirements for Large Redemptions," page 17.)
     IN ORDER TO DISCOURAGE THE EXCHANGE OF SHARES OF INTERNATIONAL EMERGING GROWTH SHORTLY AFTER THEIR PURCHASE, EXCHANGE OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE BY A RETIREMENT OR SAVINGS PLAN WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES EXCHANGED. This fee will be retained by the fund to help minimize the impact such exchanges have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased by a plan on behalf of any plan participant will be deemed to be the shares first exchanged. Twentieth Century reserves the right to modify its policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

HOW TO REDEEM SHARES

     Subject to any restrictions imposed by your employer's plan, you can sell ("redeem") your shares through the plan at their net asset value. Your plan administrator, trustee, or other designated person must provide Twentieth Century with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. (See, "When Share Price Is Determined," page 19.) If you have any questions about how to redeem, contact your plan administrator or your employee benefits office.
     IN ORDER TO DISCOURAGE THE REDEMPTION OF SHARES OF INTERNATIONAL EMERGING GROWTH SHORTLY AFTER THEIR PURCHASE, REDEMPTION OF THOSE SHARES WITHIN 180 DAYS OF THEIR PURCHASE BY A RETIREMENT OR SAVINGS PLAN WILL BE SUBJECT TO A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES REDEEMED. This fee will be retained by the fund to help minimize the impact such redemptions have on fund performance and, hence, on the other shareholders of the fund. For the purposes of determining the applicability of this fee, shares first purchased by a plan on behalf of any plan participant will be deemed to be the shares first redeemed. Twentieth Century reserves the right to modify its policy regarding this redemption fee or to waive such policy regarding this redemption fee or to waive such policy in whole or in part for certain classes of investors.

SPECIAL REQUIREMENTS FOR
LARGE REDEMPTIONS

     Twentieth Century has elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates a fund to redeem shares in cash, with respect to any one participant account during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, Twentieth Century reserves the right to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind"). If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided to the redeeming plan participant in lieu of cash without prior notice.
     If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing Twentieth Century with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provides the fund with sufficient time to raise the cash in an orderly manner to pay the redemption and

                                       17


thereby minimizes the effect of the redemption on the fund and its remaining shareholders.
     Despite its right to redeem fund shares through a redemption-in-kind, Twentieth Century does not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, Twentieth Century expects redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

AUTOMATIC REDEMPTION OF SHARES

     Whenever the shares of International Emerging Growth held in an account on behalf of the participants in a plan have a value of less than $10,000 due to an exchange or redemption, a notification will be sent to the plan advising that if investments are not made within 60 days to bring the value of the shares held in the account up to $10,000, the shares held in the fund account will be redeemed and the proceeds from the redemption will be sent to the plan.
     Twentieth Century reserves the right to modify its policies regarding the automatic redemption of shares or to waive such policies in whole or in part for certain classes of investors.

TELEPHONE SERVICES

INVESTORS LINE

     You may reach a Twentieth Century Investor Services Representative by calling our Investors Line at 1-800-345-3533. On our Investors Line you may request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer.

AUTOMATED INFORMATION LINE

     In addition to reaching us on our Investors Line, you may also reach us by telephone on our Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line you may listen to fund prices, yields and total return figures.

                                       18



                     ADDITIONAL INFORMATION YOU SHOULD KNOW
--------------------------------------------------------------------------------

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is their net asset value next determined after receipt of your instruction to purchase, exchange or redeem. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined on each day that the New York Stock Exchange is open.
     Investments and requests to redeem shares will receive the share price next determined after receipt by Twentieth Century or its authorized agent of the investment or redemption request. For example, investments and requests to redeem shares received by Twentieth Century or its authorized agent before the close of business on the New York Stock Exchange, usually 3 p.m. Central time, are effective on, and will receive the price determined, that day as of the close of the Exchange. Redemption requests received thereafter are effective on, and receive the price determined, as of the close of the Exchange on the next day the Exchange is open.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:
     Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. If no sale is reported, the mean of the latest bid and asked price is used. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the board of directors.
     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the board of directors.
     Pursuant to a determination by Twentieth Century's board of directors that such value represents fair value, debt securities with maturities of 60 days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, usually 3 p.m. Central time, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.
     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined which was likely to materially change the net asset value, then that security would be valued at fair value as determined by the board of directors.
     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign

                                       19



markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be significantly affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION
ABOUT SHARE PRICE

     The net asset value of each fund is published in leading newspapers daily. In addition, the net asset value of each fund may also be obtained by calling Twentieth Century. (See "Telephone Services," page 18.)

DISTRIBUTIONS

     Distributions from net investment income and net realized securities gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.
     THE OBJECTIVE OF EACH FUND IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU MAY MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

TAXES

     Twentieth Century has elected to be taxed as a regulated investment company under Sub-chapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.
     If you choose to use one or more of Twentieth Century's funds as an investment option in your employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.
     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan description, or a professional tax adviser regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the board of directors is responsible for managing the business and affairs of Twentieth Century. Acting pursuant to an investment advisory agreement entered into with Twentieth Century, Investors Research Corporation ("Investors Research") serves as the investment manager of Twentieth Century. Its principal place of business is Twentieth Century Tower, 4500 Main Street, Kansas City, Missouri 64111. Investors Research has been providing investment advisory services to investment companies and institutional clients since 1958.

     In June 1995, Twentieth Century Companies, Inc. ("TCC"), the parent of Investors Research, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment adviser to The Benham Group of mutual funds, became a wholly owned subsidiary of TCC. Certain employees of BMC will be providing investment management services to Twentieth Century funds, while certain Twentieth Century employees will be providing investment management services to Benham funds.

                                       20


     Investors Research supervises and manages the investment portfolio of the funds and directs the purchase and sale of its investment securities. Investors Research utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios as it deems appropriate in pursuit of the funds' investment objectives. Individual portfolio managers may also adjust portfolio holdings of the funds as necessary between meetings.
     The portfolio manager members of the International Equity and International Emerging Growth team and their principal business experience during the past five years are as follows:
     ROBERT C. PUFF, Executive Vice President and Chief Investment Officer, has been a Portfolio Manager since joining Investors Research in 1983. In his position as Chief Investment Officer, Mr. Puff oversees the investment activities of all of the teams that manage Twentieth Century funds.
     THEODORE J. TYSON, Vice President and Portfolio Manager, joined Investors Research in 1988 and has been a member of the International Equity and International Emerging Growth team since its inception in 1991.
     HENRIK STRABO, Vice President and Portfolio Manager, joined Investors Research in 1993 as an investment analyst member of the International Equity and International Emerging Growth team and has been a portfolio manager member of the team since 1994. Prior to joining Investors Research, Mr. Strabo was Vice President, International Equity Sales with Barclays de Zoete Wedd (1991 to 1993) and obtained international equity sales experience at Cresvale International (1990 to 1991).
     The activities of Investors Research are subject only to directions of Twentieth Century's board of directors. Investors Research pays all the expenses of Twentieth Century except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.
     For the services provided to Twentieth Century, Investors Research receives an annual fee of 1.9% of the average net assets of International Equity up to $1 billion, 1.25% of the average net assets of International Equity between $1 billion and $2 billion, and 1.00% of the average net assets of International Equity in excess of $2 billion, and 2.0% of the average net assets of International Emerging Growth. On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).
     The management fees paid by the funds to Investors Research are higher than the fees paid by the various other funds in the Twentieth Century family of funds because of the higher costs and additional expenses associated with managing and operating a fund owning a portfolio consisting primarily of foreign securities. The fee may also be higher than the fee paid by many other international or foreign investment companies.
     Many other investment companies may refer to or publicize an "investment management fee" or "management fee" paid by the company to its manager. However, most such companies also use fund assets to pay for certain expenses of the fund in addition to the stated management fee. In contrast, the management fee paid to Investors Research includes payment for almost all fund expenses, with the exceptions noted. Therefore, potential investors who attempt to compare the expenses of these funds to the expenses of other funds should be careful to compare only the ratio of total expenses to average net assets contained in the Financial Highlights Table found on page 5 of this prospectus to the same ratio of the other funds.
     The management agreement also provides

                                       21



that the Corporation's board of directors, upon 60 days' prior written notice to all affected shareholders, may impose a servicing or administrative fee as a direct charge against shareholder accounts.

CODE OF ETHICS

     Twentieth Century and Investors Research have adopted a Code of Ethics that restricts personal investing practices by employees of Investors Research and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to portfolio manager and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     Twentieth Century Services, Inc., 4500 Main Street, Kansas City, Missouri 64111 acts as transfer agent and dividend-paying agent for Twentieth Century. It provides facilities, equipment and personnel to Twentieth Century, and is paid for such services by Investors Research.

     Certain recordkeeping services that would otherwise be performed by Twentieth Century Services, Inc., may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of Twentieth Century as a funding medium, by broker-dealers for their customers investing in shares of Twentieth Century or by sponsors of multi-mutual fund no- or low-transaction fee program. Investors Research may elect to enter into contracts to pay them for such recordkeeping and administrative services out of its unified management fee.

     From time to time, special services may be offered to shareholders who maintain higher share balances in the funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters, and a team of personal representatives. Any expenses associated with these special services will be paid by Investors Research.
     Investors Research and Twentieth Century Services, Inc. are both wholly owned by Twentieth Century Companies, Inc. James E. Stowers, chairman of the board of Twentieth Century World Investors, controls Twentieth Century Companies by virtue of his ownership of a majority of its common stock.

FURTHER INFORMATION
ABOUT TWENTIETH CENTURY

     Twentieth Century World Investors, Inc. was organized as a Maryland corporation on December 28, 1990.
     Twentieth Century is a diversified, open-end management investment company whose shares were first offered in May 1991. Its business and affairs are managed by its officers under the direction of its board of directors.
     The principal office of Twentieth Century is Twentieth Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-3533. (For local Kansas City area or international callers: 816-531-5575.)
     Twentieth Century issues two series of $0.01 par value shares. Each share when issued, is fully paid and non-assessable. The assets belonging to each series of shares are held separately by the custodian, and in effect each series is a separate fund.
     Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.

                                       22



     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining less-than-50% of the votes will not be able to elect any person or persons to the board of directors.
     Unless required by the Investment Company Act, it will not be necessary for Twentieth Century to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to Twentieth Century's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request Twentieth Century to hold a special meeting of shareholders. Twentieth Century will assist in the communication with other shareholders.
     TWENTIETH CENTURY RESERVES THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

                                       23




                                                         TWENTIETH CENTURY
                                                           World Investors

                                                      Institutional Prospectus

                                                           April 1, 1996

[company logo]
Investments That Work(TM)
----------------------------------------
P.O. Box 419385
Kansas City, Missouri
64141-6385
----------------------------------------
Person-to-person assistance:
1-800-345-2021 or 816-531-5575
----------------------------------------
Automated information line:
1-800-345-8765
----------------------------------------
Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0700
----------------------------------------
Fax:  816-340-4360
----------------------------------------

                                                         [company logo]
================================================================================
--------------------------------------------------------------------------------
IN-BKT-4574
9603            Recycled

(C) 1996 Twentieth Century Services, Inc.

                               TWENTIETH CENTURY
                                World Investors

                      Statement of Additional Information

                                    April 1,

                                      1996

--------------------------------------------------------------------------------
  This statement is not a prospectus but should be read in conjunction with the current prospectus of Twentieth Century World Investors, Inc., dated April 1, 1996.
  Please retain this document for future reference. To obtain the prospectus, call Twentieth Century toll-free at 1-800-345-2021 (816-531-5575 for local and international calls), or write to P.O. Box 419200,
                        Kansas City,Missouri 64141-6200.

                                TABLE OF CONTENTS

                                                                             Institutional
                                                     Page       Prospectus   Prospectus
                                                     Herein     Page         Page
Investment Objectives of the Funds                   2           2            2
Investment Restrictions                              2          11           11
Forward Currency Exchange Contracts                  3          11           11
An Explanation of Fixed Income Securities Ratings    4          --           --
Short Sales                                          6          14           14
Portfolio Turnover                                   7          13           13
Officers and Directors                               7          --           --
Management                                           10         30           20
Custodians                                           11         --           --
Independent Accountants                              11         --           --
Capital Stock                                        11         --           --
Taxes                                                12         29           20
Brokerage                                            13         --           --
Performance Advertising                              14         14           14
Redemptions in Kind                                  15         --           --
Holidays                                             15         --           --
Financial Statements                                 15         --           --




INVESTMENT OBJECTIVES OF THE FUNDS

     The investment objective of each series of shares of Twentieth Century World Investors, Inc. is described on the inside front cover page of the prospectus. In achieving its objective, a fund must conform to certain policies, some of which are designated in the prospectus or in this Statement of Additional Information as "fundamental" and cannot be changed except with the approval of the shareholders entitled to cast a majority of the outstanding votes of the fund as defined in the Investment Company Act. The following paragraph is also a statement of fundamental policy with respect to selection of investments:
     In general, within the restrictions outlined herein, each series has broad powers with respect to investing funds or holding them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It will be the policy of Twentieth Century to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is management's intention that each fund will generally consist of common stocks. However, the investment manager may invest the assets of a fund in varying amounts in other instruments and in senior securities, such as bonds, debentures, preferred stocks and convertible issues, when such a course is deemed appropriate in order to attempt to attain its financial objective.


INVESTMENT RESTRICTIONS

     Additional fundamental policies that may be changed only with shareholder approval provide that each series of shares:
(1)  Shall not invest more than 15% of its assets in illiquid investments.
(2) Shall not invest in the securities of companies that, including predecessors, have a record of less than three years of continuous operation.
(3) Shall not lend its portfolio securities except to unaffiliated persons and subject to the rules and regulations adopted under the Investment Company Act. No such rules and regulations have been issued, but it is Twentieth Century's policy that such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral; the fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. To comply with the regulations of certain state securities administrators, such loans may not exceed one-third of the fund's net assets taken at market.
(4) Shall not purchase the security of any one issuer if such purchase would cause more than 5% of the fund's assets at market to be invested in the securities of such issuer, except U.S. government securities, or if the purchase would cause more than 10% of the outstanding voting securities of any one issuer to be held in the fund's portfolio.
(5) Shall not invest for control or for management, or concentrate its investment in a particular company or a particular industry. No more than 25% of the assets of the fund, exclusive of cash and U.S. government securities, will be invested insecurities of any one industry.
(6) Shall not buy securities on margin nor sell short (unless it owns or by virtue of its ownership of other securities has the right to obtain securities equivalent in kind and amount to the securities sold); however, the fund may make margin deposits in connection with the use of any financial instrument

                                       2


     or any transaction in securities permitted by its fundamental policies.
(7) Shall not invest in the securities of other investment companies except by purchases in the open market involving only customary brokers' commissions and no sales charges.
(8)  Shall not issue any senior security.
(9)  Shall not underwrite any securities.
(10) Shall not purchase or sell real estate. (In the opinion of management, this restriction will not preclude the corporation from investing in securities of corporations that deal in real estate.)
(11) Shall not purchase or sell commodities or commodity contracts.
(12) Shall not borrow any money, except from banks or trust companies in an amount not in excess of 5% of the total assets of the fund, and then only for emergency and extraordinary purposes.
     The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, brokers, dealers, underwriters or investment advisers, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership.

     The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this standard, the Securities and Exchange Commission ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the Securities and Exchange Commission. The funds believes that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these more restrictive industry classifications may, however, cause the funds to forego investment possibilities which may otherwise be available to them under the Investment Company Act.

     No fund will invest in oil, gas or other mineral leases, or in warrants, except that a fund may purchase securities with warrants attached.
     Neither the Securities and Exchange Commission nor any other agency of the federal or state government participates in or supervises the corporation's management or its investment practices or policies.

FORWARD CURRENCY
EXCHANGE CONTRACTS

     Each fund conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward currency exchange contracts to purchase or sell foreign currencies.
     Each fund expects to use forward contracts under two circumstances:
(1) When the manager wishes to "lock in" the U.S. dollar price of a security when the fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so;
(2) When the manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, such foreign currency.
     As to the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or


                                       3


proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.
     Under the second circumstance, when the manager believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will place cash or high-grade liquid securities in a separate account with its custodian in an amount sufficient to cover its obligation under the contract entered into under the second circumstance. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the fund's commitments with respect to such contracts.
     The precise matching of forward contracts in the amounts and values of securities involved would not generally be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the manager believes that it is important to have flexibility to enter into such forward contracts when it determines that a fund's best interests may be served.
     Generally, a fund will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.
     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

AN EXPLANATION OF FIXED
INCOME SECURITIES RATINGS

     As described in the prospectus, the funds may invest in fixed income securities. International Equity may invest only in investment grade obligations, while International Emerging Growth may invest in bonds, corporate debt securities and governmental obligations without regard to credit quality restrictions if such obligations are determined by the investment manager to be sound investments.
     Fixed income securities ratings provide the investment manager with a current assessment of the credit rating of an issuer with respect to a specific fixed income security. The following is a description of the rating categories utilized by the rating services referenced in the prospectus disclosure:
     The following summarizes the ratings used by Standard & Poor's Corporation ("S&P") for bonds:
     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal. AA -- Debt rated AA is considered to have a very strong capacity to pay interest and repay

                                       4


     principal and differs from AAA issues only to a small degree.
     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
     CCC -- Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
     The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
     CC -- The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
     C -- The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
     CI -- The rating CI is reserved for income bonds on which no interest is being paid.
     D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
     To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
     The following summarizes the ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds:
     Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because

                                       5


     margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.
     A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
     Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics, as well.
     Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
     C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating category from Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT SALES

     A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.
     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale the collateral account will be maintained by the fund's custodian. While the short sale is open the fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the fund's long position.
     A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, any future losses in the fund's long position should be reduced by a gain in the short position. The

                                       6


extent to which such gains or losses are reduced would depend upon the amount of the security sold short relative to the amount the fund owns. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO TURNOVER

     In order to achieve its investment objective, the management will purchase and sell securities without regard to the length of time the security has been held and, accordingly, it can be expected that the rate of portfolio turnover may be substantial.
     The corporation intends to purchase a given security whenever management believes it will contribute to the stated objective of a fund, even if the same security has only recently been sold. In selling a given security, management keeps in mind that (1) profits from sales of securities held less than three months must be limited in order to meet the requirements of Subchapter M of the Internal Revenue Code, and (2) profits from sales of securities are taxed to shareholders as ordinary income. Subject to those considerations, the corporation will sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the management believes that it is not fulfilling its purpose, either because, among other things, it did not live up to management's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.
     When a general decline in security prices is anticipated, a fund may decrease or eliminate entirely its equity position and increase its cash position, and when a rise in price levels is anticipated, a fund may increase its equity position and decrease its cash position. However, it should be expected that each fund will, under most circumstances, be essentially fully invested in equity securities.
     Since investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the rate of portfolio turnover is irrelevant when management believes a change is in order to achieve those objectives, and a fund's annual portfolio turnover rate cannot be anticipated and may be comparatively high. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.
     Since the management does not take portfolio turnover rate into account in making investment decisions, (1) the management has no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates should not be considered as a representation of the rates that will be attained in the future.

OFFICERS AND DIRECTORS

     The principal officers and directors of the corporation, their principal business experience during the past five years, and their affiliations with Investors Research Corporation and its affiliated companies are listed below. Unless otherwise noted, the business address of each director and officer is 4500 Main Street, Kansas City, Missouri 64111. Those directors that are "interested persons" as defined in the Investment Company Act of 1940 are indicated by an asterisk (*).

     JAMES E. STOWERS JR.,* chairman, principal executive officer and director; chairman, director and controlling shareholder of Twentieth Century Companies, Inc., parent corporation of Investors Research Corporation and Twentieth Century Services, Inc.; chairman and director of Investors Research Corporation, Twentieth Century Services, Inc., Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.; father of James E. Stowers III.


                                       7


     JAMES E. STOWERS III,* president and director; president and director, Twentieth Century Companies, Inc., Twentieth Century Services, Inc., Investors Research Corporation, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.
     THOMAS A. BROWN, director; 2029 Wyandotte, Kansas City, Missouri; chief executive officer, Associated Bearing Company, a corporation officer engaged in the sale of bearings and power transmission products; director, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.
     ROBERT W. DOERING, M.D., director; 6420 Prospect, Kansas City, Missouri; general surgeon; director, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.
     LINSLEY L. LUNDGAARD, director; 18648 White Wing Drive, Rio Verde, Arizona; retired; formerly vice president and national sales manager, Flour Milling Division, Cargill, Inc.; director, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.
     DONALD H. PRATT, director; P.O.Box 419917, Kansas City, Missouri; president, Butler Manufacturing Company; director, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.
     LLOYD T. SILVER JR., director; 2300 West 70th Terrace, Mission Hills, Kansas; president, LSC, Inc., manufacturer's representative; director, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.
     M. JEANNINE STRANDJORD, director; 908 West 121st Street, Kansas City, Missouri; Senior Vice President and Treasurer, Sprint Corporation; director, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.
     JOHN M. URIE, director; 5511 NW Flint Ridge Road, Kansas City, Missouri; consultant; form-erly, director of finance, City of Kansas City, Missouri; director, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.
     WILLIAM M. LYONS, executive vice president, secretary and general counsel; executive vice president and general counsel, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.; executive-vice president and general counsel, Twentieth Century Companies, Inc., Investors Research Corporation and Twentieth Century Services, Inc.
     ROBERT T. JACKSON, executive vice president and principal financial officer; treasurer, Twentieth Century Companies, Inc. and Investors Research Corporation; executive vice president and treasurer, Twentieth Century Services, Inc.; executive vice president-finance, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.; formerly executive vice president, Kemper Corporation.
     MARYANNE ROEPKE, CPA, vice president, treasurer and principal accounting officer; vice president and treasurer, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset

                                       8


Allocations, Inc. and TCI Portfolios, Inc.; vice president, Twentieth Century Services, Inc.
     PATRICK A. LOOBY, vice president; vice president and secretary, Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.; vice president, Twentieth Century Investors, Inc. and Twentieth Century Services, Inc.

     ROBERT J. LEACH, CPA, controller; formerly accountant, Ernst & Young, Kansas City, Missouri.
     The board of directors has established three standing committees: the executive committee, the audit committee and the nominating committee.
     Messrs. Stowers Jr., Stowers III, and Urie constitute the executive committee of the board of directors. The committee performs the functions of the board of directors between meetings of the board, subject to the limitations on its power set out in the Maryland Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.
     Those directors who are not "interested persons" constitute the audit committee. The functions of the audit committee include recommending the engagement of the corporation's independent accountants, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent accountants with respect to internal controls and the considerations given or the corrective action taken by management, and reviewing nonaudit services provided by the independent accountants.
     The nominating committee has as its principal role the consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the board, management and shareholders. This committee also reviews and makes recommendations to the board with respect to the composition of board committees and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Urie (Chairman), Lundgaard and Stowers III.

     The directors of the corporation also serve as directors of Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc., each a registered investment company. Each director who is not an "interested person" as defined in the Investment Company Act receives for service as a member of the board of all five of such companies an annual director's fee of $36,000, and an additional fee of $1,000 per regular board meeting attended and $500 per special board meeting and audit committee meeting attended. In addition, those directors who are not "interested persons" and serve as chairman of a committee of the board of directors receive an additional $2,000 for such services. These fees and expenses are divided among the five investment companies based upon their relative net assets. Under the terms of the management agreement with Investors Research Corporation, the corporation is responsible for paying such fees and expenses. For the most recent fiscal year, International Equity's share of such fees and expenses was $12,623 and International Emerging Growth's share was $584.

     Set forth below is the aggregate compensation paid for the periods indicated by the corporation and by the Twentieth Century family of mutual funds as a whole to each director of the corporation who is not an "interested person" as defined in the Investment Company Act.

                                       9


                                                      Total Compensation from
                           Aggregate Compensation     the Twentieth Century
Director                   from the Corporation1      Family of Funds2
-----------------------------------------------------------------------------

Thomas A. Brown                     $1,800           $44,000
Robert W. Doering, M.D.              1,800            44,000
Linsley L. Lundgaard                 1,725            44,000
Donald H. Pratt                      1,070            32,000
Lloyd T. Silver Jr.                  1,725            44,000
M. Jeannine Strandjord               1,725            44,000
John M. Urie                         1,725            46,000
-----------------------------------------------------------------------------
1 Includes compensation paid by the corporation for the fiscal year ended
  November 30, 1995.
2 Includes compensation paid by the six investment company members of the Twentieth Century family of funds for the calendar year ended December 31, 1995.

     Those directors who are "interested persons," as defined in the Investment Company Act, receive no fee as such for serving as a director. The salaries of such individuals, who are also officers of the corporation, are paid by Investors Research Corporation.

MANAGEMENT

     A description of the responsibilities and method of compensation of Twentieth Century's investment manager, Investors Research Corporation ("Investors Research"), appears in the prospectus under the caption, "Management."

     During the fiscal years ended November 30, 1995, 1994 and 1993, the management fees paid by International Equity to Investors Research were $21,967,586, $22,155,449 and $8,125,737 on average net assets of $1,240,949,900,
$1,205,407,244, and $432,127,344. During the fiscal year ended November 30, 1995, and the period from April 1, 1994 (inception) through November 30, 1994, the management fees paid by International Emerging Growth to Investors Research were $2,260,979 and $957,116 on average net assets of $113,067,308 and $71,587,570.

     The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (i) the board of directors of Twentieth Century, or by the vote of a majority of the outstanding votes (as defined in the Investment Company Act), and (ii) by the vote of a majority of the directors of Twentieth Century who are not parties to the agreement or interested persons of Investors Research, cast in person at a meeting called for the purpose of voting on such approval.
     The management agreement provides that it may be terminated at any time without payment of any penalty by the board of directors of Twentieth Century, or by a vote of a majority of Twentieth Century's shareholders, on 60 days' written notice to Investors Research, and that it shall be automatically terminated if it is assigned.
     The management agreement provides that Investors Research shall not be liable to Twentieth Century or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.
     The management agreement also provides that Investors Research and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.
     Certain investments may be appropriate for the funds and also for other clients advised by Investors Research. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client, or in different amounts and at different times for more than one but less than all clients. In addition, purchases or sales of the same security may be made for two or more clients on the same date. Such transactions will be allocated among clients in a manner believed by Investors Research to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

                                       10



     Investors Research may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when Investors Research believes that such aggregation provides the best execution for the funds. The board of directors of the corporation has approved the policy of Investors Research with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. Investors Research will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. Investors Research receives no additional compensation or remuneration as a result of such aggregation.
     In addition to managing the funds, on November 30, 1995, Investors Research was acting as an investment adviser to 13 institutional accounts and to five registered investment companies, Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Strategic Asset Allocations, Inc. and TCI Portfolios, Inc.

     Twentieth Century Services, Inc. provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the corporation and of Investors Research. Investors Research pays Twentieth Century Services, Inc. for such services.
     As stated in the prospectus, all of the stock of Twentieth Century Services, Inc. and Investors Research is owned by Twentieth Century Companies, Inc.

CUSTODIANS

     UMB Bank, N.A., 10th and Grand, Kansas City, Missouri 64105, and Boatmen's First National Bank of Kansas City, 10th and Baltimore, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.


INDEPENDENT ACCOUNTANTS

     At a meeting held on December 12, 1995, the board of directors of the corporation appointed Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105, as the independent accountants of the funds to examine the financial statements of the funds for the fiscal year ending November 30, 1996. The appointment of Ernst & Young was recommended by the audit committee of the board of directors. As the independent accountants of the funds, Ernst & Young will provide services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund by Twentieth Century.
     Baird, Kurtz & Dobson, City Center Square, Suite 2700, 1100 Main Street, Kansas City, Missouri 64105, served as independent accountants for the funds and examined the financial statements of the funds for all fiscal years ending prior to December 1, 1995.

CAPITAL STOCK

     Twentieth Century's capital stock is described in the prospectus under the caption, "Further Information About Twentieth Century."
     The corporation currently has two series of shares outstanding. Twentieth Century may in the future issue additional series of shares without a vote of the shareholders. The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profits (or losses) of investment and other assets

                                       11


held for that series. Your rights as a shareholder are the same for all series of securities unless other- wise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully-paid and non-assessable. Each share, irrespective of series, is entitled to one vote for each dollar of net asset value represented by such share on all questions.
     In the event of complete liquidation or dissolution of Twentieth Century, shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

TAXES

     The corporation elected to be taxed under subchapter M of the Internal Revenue Code (the "Code") as a regulated investment company. If it qualifies, it will not be subject to U.S. federal income tax (other than any tax resulting from investing in passive foreign investment companies, as discussed below) on net ordinary income and net capital gains, which are distributed to its shareholders within certain time periods specified in the Code. Amounts not distributed on a timely basis would be subject to federal corporate income tax and possibly to a nondeductible 4% excise tax.
     Each fund intends to distribute annually all of its net ordinary income and net capital gains.
     Distributions from net investment income and net short-term capital gains are taxable to shareholders as ordinary income. The dividend-received deduction available to corporate shareholders for dividends received from a fund will apply to ordinary income distributions only to the extent that they are attributable to the fund's dividend income from U.S. corporations. In addition, the dividends-received deduction will be limited if the shares with respect to which the dividends are received are treated as debt-financed or are deemed to have been held less than 46 days by a fund.
     Distributions from net long-term capital gains are taxable to a shareholder as long-term capital gains regardless of the length of time the shares on which such distributions are paid have been held by the shareholder. However, shareholders should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to the shareholder with respect to such shares.
     Income from foreign securities purchased by a fund may be reduced by a withholding tax at the source. If as of the end of any fiscal year more than 50% of the assets of a fund are invested in securities of foreign corporations, the fund may make an election that will result in the shareholder having the option to elect either to deduct their pro rata share of the foreign taxes paid by the fund or to use their pro rata share of the foreign taxes paid by the fund in calculating the foreign tax credit to which they are entitled. Distributions by a fund will be treated as U.S. source income for purposes other than computing the foreign tax credit limitation.
     If a fund invests in the securities of certain foreign investment funds or trusts called passive foreign investment companies, the fund may be subject to federal corporate income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such securities. The tax would be determined by allocating such distribution or gain ratability to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution for disposition, would be taxed to the fund at the highest marginal rate in effect for such year, and the tax would be further increased by an interest charge. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's taxable income. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute to shareholders.
     Redemption of shares of a fund will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between

                                       12


the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.
     In addition to the federal income tax consequences described above relating to an investment in a fund, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisers with respect to the effect of this investment on their own specific situations.

BROKERAGE

     Under the management agreement between Twentieth Century and Investors Research, Investors Research has the responsibility of selecting brokers to execute portfolio transactions. Twentieth Century's policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, Investors Research may take into consideration the factors discussed under this caption when selecting brokers.
     Investors Research receives statistical and other information and services without cost from brokers and dealers. Investors Research evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of Twentieth Century. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. Investors Research proposes to continue to place some of Twentieth Century's brokerage business with one or more brokers who provide information and services. Such information and services provided to Investors Research will be in addition to and not in lieu of services required to be performed for Twentieth Century by Investors Research. Investors Research does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to Twentieth Century.

     In the fiscal years ended November 30, 1995, 1994, and 1993, International Equity paid brokerage commissions in the amount of $12,351,904, $18,168,517, and $7,545,898. In the fiscal year ended November 30, 1995, and the period from April 1, 1994 (inception) through November 30, 1994, International Emerging Growth paid brokerage commissions in the amount of $1,434,299 and $901,470.

     The brokerage commissions paid by Twentieth Century may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom Twentieth Century effects securities transactions may be used by Investors Research in servicing all of its accounts, and not all such services may be used by Investors Research in managing the portfolio of the corporation.
     The staff of the Securities and Exchange Commission has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of Twentieth Century and the manager believe that the facilities, expert personnel and technological systems of a broker enable the corporation to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. Twentieth Century normally places its over-the-counter transactions with principal market makers, but may also deal on a bro-

                                       13


kerage basis when utilizing electronic trading networks or as circumstances warrant.

PERFORMANCE ADVERTISING

FUND PERFORMANCE

     Individual fund performance may be compared to various indices including the Standard & Poor's 500 Index, the Dow Jones World Index, the IFC Global Composite Index, and the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index).

     The following tables set forth the average annual total return of the funds for the periods indicated. Average annual total return is calculated by determining cumulative total return for the stated period and then computing the annual compound return that would produce the cumulative total return if the funds' performance had been constant over that period. Cumulative total return includes all elements of return, including reinvestment of dividends and capital gains distributions. Annualization of the funds' return assumes that the partial year performance will be constant throughout the period. Actual returns through the period may be greater or less than the annualized data.

INTERNATIONAL EQUITY
------------------------------------------

Year ended
November 30, 1995                   5.93%

May 9, 1991 (Inception)
through November 30, 1995          12.23%

------------------------------------------

INTERNATIONAL EMERGING GROWTH
------------------------------------------

Year ended
November 30, 1995                   5.75%

April 1, 1994 (Inception)
through November 30, 1995           8.23%

------------------------------------------

     The funds may also elect to advertise cumulative total return over various time periods. The International Equity fund's cumulative total return for the period from its inception through November 30, 1995, was 69.28%. The International Emerging Growth fund's cumulative total return for the period from its inception through November 30, 1995, was 14.00%.

ADDITIONAL PERFORMANCE COMPARISONS

     Investors may judge the performance of the funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the EAFE(R) Index and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index, and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Money, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, USA Today and other similar publications or services. In addition to performance information, general information about the funds that appears in a publication such as those mentioned above or in the prospectus under the heading "Performance Advertising" may be included in advertisements and in reports to shareholders.

PERMISSIBLE ADVERTISING INFORMATION

     From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or com-

                                       14



parisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;
(8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.


REDEMPTIONS IN KIND

     Twentieth Century's policy with regard to large redemptions is described in the prospectus under the heading "Special Requirements for Large Redemptions."
     The corporation has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the corporation is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing portfolio securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the prospectus under the caption "How Share Price is Determined," and such valuation will be made as of the same time the redemption price is determined.

HOLIDAYS

     Twentieth Century does not determine the net asset value of its shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays, and on holidays, namely New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

FINANCIAL STATEMENTS

     Twentieth Century's financial statements for the fiscal year ended November 30, 1995 are included in the annual report to shareholders which is incorporated herein by reference. You may receive copies without charge upon request to Twentieth Century at the address and phone number shown on the cover of this statement.

                                       15



                                                      TWENTIETH CENTURY
                                                       World Investors

                                                         Statement of
                                                    Additional Information

                                                         April 1, 1996


[company logo]
Investments That Work(TM)
----------------------------------------
P.O. Box 419200
Kansas City, Missouri
64141-6200
----------------------------------------
Person-to-person assistance:
1-800-345-2021 or 816-531-5575
----------------------------------------
Automated information line:
1-800-345-8765
----------------------------------------
Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865
----------------------------------------
Fax: 816-340-7962
----------------------------------------

                                                       [company logo]
================================================================================
--------------------------------------------------------------------------------
SH-BKT-4575
9603

(C) 1996 Twentieth Century Services, Inc.

PART C         OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (i)  Financial Statements filed in Part A of Registration
                    Statement:

                    1.   Financial Highlights

               (ii) Financial Statements filed in Part B of the Registration
                    Statement (each of the following financial statements is contained in the Registrant's Annual Report dated November 30, 1995, which appears as Exhibit 12 to this Registration Statement, and which is incorporated by reference in Part B of this Registration Statements):

                    1.   Statement of Assets and Liabilities at November 30,
                         1995.

                    2. Statement of Operations for the year ended November 30, 1995.

                    3. Statements of Changes in Net Assets for the years ended November 30, 1995 and 1994.

                    4.   Notes to Financial Statements as of November 30, 1995.

                    5.   Schedule of Investments of November 30, 1995.

                    6.   Independent Accountants' Report dated December 30,
                         1995.

          (b) Exhibits (all footnoted exhibits being incorporated herein by reference).

               1. (a) Articles of Incorporation of Twentieth Century World Investors, Inc. (EX-99.B1a).

                    (b) Articles Supplementary of Twentieth Century World Investors,Inc., dated November 8, 1993 (EX-99.B1b).

                    (c) Articles Supplementary of Twentieth Century World Investors, Inc., dated April 24, 1995 (EX-99.B1c).

               2.   By-Laws of Twentieth Century World Investors, Inc.
                    (EX-99.B2).

               3.   Voting Trust Agreements - None.

               4. Specimen Securities (filed as Exhibit 4 to the Registration Statement, File No. 33-39242, and incorporated herein by reference).

               5. Form of Investment Management Agreement between Twentieth Century World Investors, Inc. and Investors Research Corporation (EX-99.B5).

               6.   Underwriting Agreements - None.

               7.   Bonus and Profit Sharing Plan, Etc. - None.

               8. (a) Custody Agreement by and between Twentieth Century World Investors, Inc. and UMB Bank, N.A. (EX-99.B8a).

                    (b) Amendment No. 1 to Custody Agreement by and between Twentieth Century World Investors, Inc. and UMB Bank, N.A., dated January 25, 1996 (EX-99.B8b).

                    (c) Custodian Agreement by and between Twentieth Century World Investors, Inc. and Boatmen's First National Bank of Kansas City (EX-99.B8c).

               9. Transfer Agency Agreement dated as of March 1, 1992, by and between Twentieth Century World Investors, Inc. and Twentieth Century Services, Inc. (EX-99.B9).

               10.  Opinion and consent of David H. Reinmiller, Esq.
                    (EX-99.B10).

               11.  Consent of Baird, Kurtz & Dobson (EX-99.B11).

               12. Annual Report for the year ended November 30, 1995 (filed January 24, 1996, File No. 33-39242, accession #872825-96-000001, and incorporated herein by reference).

               13.  Agreements for Initial Capital, Etc. - None.

               14. Model Retirement Plans (filed as Exhibits 14a-d to Pre-Effective Amendment No. 4, File No. 33-39242, and incorporated herein by reference).

               15.  12b-1 Plans - None.

               16. Schedule of Computation for Performance Advertising Quotations (EX-99.B16).

               17.  Power of Attorney (EX-99.B17).

               27. (a) Financial Data Schedule for Twentieth Century International Equity (EX-27.1.1).

                    (b) Financial Data Schedule for Twentieth Century International Emerging Growth (EX-27.1.2).

ITEM 25   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 26   Number of Holders of Securities

                                                       Number of Record Holders
            Title of Series                            As of December 31, 1995
            ---------------                            ------------------------

Twentieth Century International Equity                      115,608
Twentieth Century International Emerging Growth               6,623

ITEM 27   Indemnification

          The Registrant is a Maryland Corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article XIII of the Registrant's Articles of Incorporation, Exhibit 1, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 28   Business and Other Connections of Investment Advisor.

          Investors Research Corporation, the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 29   Principal Underwriters - None.

ITEM 30   Location of Accounts and Records

          All accounts, books and other documents required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, Twentieth Century Services, Inc. and Investors Research Corporation, all located at 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31   Management Services - None.

ITEM 32   Undertakings.

          (a)  Not applicable.

          (b)  Not applicable.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding votes, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(c).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Twentieth Century World Investors, Inc., the Registrant, certifies that it meets all the requirements for effectiveness of the Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 29th day of March, 1996.

                                          Twentieth Century World, Inc.
                                          (Registrant)

                                           By:/s/ James E. Stowers III
                                              James E. Stowers III, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                         Title                           Date

*James E. Stowers, Jr.         Chairman, Director and           March 29, 1996
James E. Stowers, Jr.          Principal Executive Officer

/s/ James E. Stowers III       President and Director           March 29, 1996
James E. Stowers III

*Robert T. Jackson             Executive Vice President         March 29, 1996
Robert T. Jackson              and Principal Financial Officer

*Maryanne Roepke               Vice President, Treasurer and    March 29, 1996
Maryanne Roepke                Principal Accounting Officer

*Thomas A. Brown               Director                         March 29, 1996
Thomas A. Brown

*Robert W. Doering, M.D.       Director                         March 29, 1996
Robert W. Doering, M.D.

*Linsley L. Lundgaard          Director                         March 29, 1996
Linsley L. Lundgaard

*Donald H. Pratt               Director                         March 29, 1996
Donald H. Pratt

*Lloyd T. Silver, Jr.          Director                         March 29, 1996
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord        Director                         March 29, 1996
M. Jeannine Strandjord

*John M. Urie                  Director                         March 29, 1996
John M. Urie

*By/s/ James E. Stowers III
    James E. Stowers III
    Attorney-in-Fact